UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)	The Registrant’s semiannual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Loomis Sayles Bond Fund

Loomis Sayles Investment Grade Fixed Income Fund

Semiannual Report

June 30, 2022

TABLE OF CONTENTS

Portfolio Review	1

Portfolio of Investments	9

Financial Statements	40

Notes to Financial Statements	49

LOOMIS SAYLES BOND FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Institutional Class	LSBDX

Brian P. Kennedy	Retail Class	LSBRX

Elaine M. Stokes	Admin Class	LBFAX

	Class N	LSBNX

Investment Objective

The Fund’s investment objective is high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — June 30, 20222

					Life of	Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Class N	Gross	Net

Institutional Class	-12.51%	-12.12%	0.28%	2.67%	—	0.68%	0.67%

Retail Class	-12.69	-12.35	0.03	2.41	—	0.93	0.92

Admin Class	-12.78	-12.61	-0.22	2.15	—	1.16	1.15

Class N (Inception 2/1/13)	-12.50	-12.08	0.34	—	1.87	0.61	0.61

Comparative Performance
Bloomberg U.S. Government/Credit Bond Index[1]	-11.05	-10.85	1.05	1.67	1.64

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index. The U.S. Government/Credit Bond Index includes investment grade, U.S. dollar-denominated, fixed rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Institutional Class	LSIGX

Brian P. Kennedy

Elaine M. Stokes

Investment Objective

The Fund’s investment objective is above-average total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — June 30, 20222

					Expense Ratios[3]
	6 Months	1 Year	5 Years	10 Years	Gross	Net

Institutional Class	-10.52%	-9.89%	1.14%	2.63%	0.52%	0.52%

Comparative Performance
Bloomberg U.S. Government/Credit Bond Index[1]	-11.05	-10.85	1.05	1.67

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit loomissayles.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

[1]	Bloomberg U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index. The U.S. Government/Credit Bond Index includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the Bloomberg U.S. Aggregate Index.

[2]	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

[3]	Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

Additional Index Information

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

Proxy Voting Information

A description of the Fund’s proxy voting policies and procedures is available without charge upon request, by calling Loomis Sayles Funds at 800-633-3330; on the Fund’s website at www.loomissayles.com, and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information about how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Fund’s website and the SEC’s website.

Quarterly Portfolio Schedules

The Loomis Sayles Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at loomissayles.com. A hard copy may be requested from the Fund at no charge by calling 800-633-3330.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

UNDERSTANDING YOUR FUND’S EXPENSES

As a mutual fund shareholder you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of Fund shares shows the actual amount of Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2022 through June 30, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

Loomis Sayles Bond Fund

Institutional Class	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period* 1/1/2022 – 6/30/2022
Actual	$1,000.00	$874.90	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36

Retail Class
Actual	$1,000.00	$873.10	$4.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.61

Admin Class
Actual	$1,000.00	$872.20	$5.11
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

Class N
Actual	$1,000.00	$875.00	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	$3.01

* Expenses are equal to the Fund’s annualized expense ratio: 0.67%, 0.92%, 1.10% and 0.60% for Institutional Class, Retail Class, Admin Class and Class N, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

Loomis Sayles Investment Grade Fixed Income Fund

Institutional Class	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During Period* 1/1/2022 – 6/30/2022
Actual	$1,000.00	$894.80	$2.30
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	$2.46

*  Expenses are equal to the Fund’s annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, third-party performance rankings for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2022. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as new rules relating to the fair valuation of investments and the use of derivatives.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

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Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that through December 31, 2021, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles Bond Fund	39%	68%	76%
Loomis Sayles Investment Grade Fixed Income Fund	10%	50%	23%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s shorter-term performance has been strong relative to its category; (3) relatively recent changes to the composition of the Fund’s portfolio management team; and (4) that the Fund had outperformed its relevant benchmark for the one-year period ended December 31, 2021. The Board also considered information about each Fund’s more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that both of the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for Loomis Sayles Bond Fund under its expense limitation agreement. The Trustees also considered that Loomis Sayles Investment Grade Fixed Income Fund’s current expenses are at its limitation. The Trustees further noted that the Loomis Sayles Bond Fund had a total advisory fee rate that was at the median of its peer group of funds.

The Trustees noted that the Loomis Sayles Investment Grade Fixed Income Fund had an advisory fee rate that was above the median of its peer group of funds. In this regard, the Trustees considered the factors that management believed justified such a relatively higher advisory fee rate, including that the advisory fee was only two basis points higher than the median of the peer group of funds.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

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Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that the Loomis Sayles Bond Fund had breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, as well as more recent market volatility, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2023.

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LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2021 and ending December 31, 2021 (including updates through June 30, 2022)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). Loomis Sayles Bond Fund and Loomis Sayles Investment Grade Fixed Income Fund have established an HLIM.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

During the period January 1, 2022 through June 30, 2022, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

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Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 87.5% of Net Assets

Non-Convertible Bonds – 80.5%

	ABS Car Loan – 3.9%
$12,980,000	American Credit Acceptance Receivables Trust, Series 2021-4, Class D, 1.820%, 2/14/2028, 144A	$12,029,646
3,685,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028, 144A	3,413,688
1,102,500	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class C, 4.150%, 9/20/2023, 144A	1,102,750
13,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025, 144A	12,461,137
1,680,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025, 144A	1,642,185
6,300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class C, 3.150%, 3/20/2026, 144A	5,878,053
3,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	3,751,052
1,745,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027, 144A	1,533,144
3,470,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.350%, 2/20/2028, 144A	3,062,074
1,255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,166,765
7,288,000	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028(a)	7,002,379
2,825,000	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	2,699,863
6,410,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.300%, 9/11/2028	5,984,763
6,400,000	Carvana Auto Receivables Trust, Series 2021-P3, Class C, 1.930%, 10/12/2027(a)	5,551,758
3,032,000	Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.330%, 2/10/2028	2,607,227
4,020,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	3,684,463
8,080,000	Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, 1.940%, 2/18/2031, 144A(a)	7,285,130
21,420,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.390%, 3/15/2029(a)	19,702,311
3,680,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A(a)	3,577,643

	ABS Car Loan – continued
7,980,000	DT Auto Owner Trust, Series 2021-4A, Class D, 1.990%, 9/15/2027, 144A	7,278,506
11,340,000	Exeter Automobile Receivables Trust, Series 2021-2A, Class D, 1.400%, 4/15/2027(a)	10,568,424
15,295,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	14,317,917
5,245,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	4,776,105
6,565,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027, 144A	5,931,179
5,951,000	Flagship Credit Auto Trust, Series 2021-4, Class C, 1.960%, 12/15/2027, 144A(a)	5,513,013
5,260,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	4,835,998
10,265,000	GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D, 1.480%, 7/15/2027, 144A	9,280,669
16,820,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.480%, 10/15/2027, 144A	15,515,256
8,425,000	GLS Auto Receivables Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	7,701,896
8,234,000	Hertz Vehicle Financing III LLC, Series 2022-1 1A, Class D, 4.850%, 6/25/2026, 144A	7,364,544
8,512,000	Hertz Vehicle Financing III LLC, Series 2022-3 3A, Class D, 6.310%, 3/25/2025, 144A	8,168,448
2,395,453	JPMorgan Chase Bank NA, Series 2021-3, Class D, 1.009%, 2/26/2029, 144A	2,296,700
3,209,421	Santander Bank NA, Series 2021-1A, Class B, 1.833%, 12/15/2031, 144A	3,119,027
9,435,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class D, 1.670%, 10/15/2027(a)	8,775,778
10,510,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.120%, 1/15/2027, 144A	9,769,259

		229,348,750

	ABS Credit Card – 0.1%
1,445,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	1,417,135
5,000,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class C, 4.210%, 3/20/2026, 144A	4,789,152
1,245,000	Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.240%, 9/15/2026, 144A	1,201,482

		7,407,769

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – 4.1%
$12,221,328	510 Asset Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(b)	$11,705,087
12,850,000	CAFL Issuer LLC, Series 2021-RTL1, Class A1, 2.239%, 3/28/2029, 144A(b)	12,035,102
2,715,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	2,254,105
4,647,000	CoreVest American Finance Trust, Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	3,709,788
2,280,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	1,882,093
17,900,001	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(b)	16,949,440
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060, 144A	3,137,724
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	6,945,003
5,272,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	4,550,739
3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	2,657,822
2,210,000	FRTKL, Series 2021-SFR1, Class E1, 2.372%, 9/17/2038, 144A	1,920,643
1,930,000	FRTKL, Series 2021-SFR1, Class E2, 2.522%, 9/17/2038, 144A	1,671,709
1,333,497	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	1,121,559
12,812,417	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	11,282,920
6,411,117	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	5,578,815
1,915,557	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(b)	1,885,812
8,438,902	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(b)	7,911,092
2,740,591	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060, 144A(b)	2,540,419
1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059, 144A(b)	1,591,255
1,635,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	1,456,352

	ABS Home Equity – continued
1,145,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	1,013,010
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	3,056,511
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038, 144A	795,744
4,495,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	3,880,233
2,300,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	1,969,974
5,280,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	4,341,871
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	1,157,375
1,705,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040, 144A	1,367,655
1,175,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040, 144A	937,882
7,542,049	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026, 144A(b)	7,126,278
13,072,408	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(b)	12,324,377
12,593,384	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(b)	11,831,018
11,087,283	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(b)	10,375,738
8,048,733	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026, 144A(b)	7,487,093
8,785,378	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026, 144A(b)	8,301,382
12,050,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(b)	11,290,210
170,000	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055, 144A(b)	168,728
3,660,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(a)(b)	3,600,051
430,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057, 144A(b)	417,791
1,690,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(a)(b)	1,530,436

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$1,960,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(b)	$1,682,883
1,195,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059, 144A(a)(b)	1,055,516
905,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(b)	805,952
495,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060, 144A(b)	425,019
2,015,000	Tricon Residential Trust, Series 2021-SFR1, Class E1, 2.794%, 7/17/2038, 144A	1,784,032
5,360,000	Tricon Residential Trust, Series 2021-SFR1, Class E2, 2.894%, 7/17/2038, 144A	4,765,078
17,283,169	VCAT Asset Securitization LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051, 144A(b)	16,216,207
333,855	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	321,429
10,982,978	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(b)	10,374,400
9,196,973	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(b)	8,735,411

		241,926,763

	ABS Other – 2.8%
1,290,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	1,170,704
7,738,456	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A(a)	6,474,087
2,410,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A	2,059,524
13,505,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A(a)	12,356,855
2,119,943	Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, 2.741%, 8/15/2041, 144A	1,894,693
15,974,748	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A(a)	14,088,440
10,805,700	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	9,308,505
890,770	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035, 144A	818,947
3,565,000	FREED ABS Trust, Series 2022-1FP, Class D, 3.350%, 3/19/2029, 144A	3,325,466

	ABS Other – continued
1,630,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	1,578,862
3,495,000	Freedom Financial Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	3,126,114
81,885	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039, 144A	76,741
3,980,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A(a)	3,730,890
3,645,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029, 144A(a)	3,404,281
10,427,570	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A(a)	9,252,435
21,392,842	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A(a)	18,623,881
1,733,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	1,614,047
3,210,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031, 144A	2,854,333
13,860,876	MVW LLC, Series 2021-2A, Class C, 2.230%, 5/20/2039, 144A	12,644,778
15,943,318	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046, 144A(a)(b)	14,193,454
3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062, 144A(a)	2,809,347
1,145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.570%, 3/14/2033, 144A(a)	1,125,614
1,835,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A(a)	1,634,040
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	4,629,710
800,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.530%, 12/22/2031, 144A	728,433
725,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A(a)	654,792
15,478,125	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A(a)	13,283,946
1,440,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030, 144A	1,327,303
3,500,000	Towd Point Mortgage Trust, Series 2011-1, Class M1, 3.750%, 10/25/2056, 144A(a)(b)	3,394,444
12,524,973	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A	9,908,794

		162,093,460

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Student Loan – 0.4%
$2,760,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	$2,522,175
2,157,000	College Ave Student Loans LLC, Series 2021-C, Class D, 4.110%, 7/26/2055, 144A	1,886,042
876,405	ELFI Graduate Loan Program LLC, Series 2021-A, Class B, 2.090%, 12/26/2046, 144A(a)(b)	782,331
2,565,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	2,098,742
5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A(a)	4,502,784
2,120,000	Nelnet Student Loan Trust, Series 2021-DA, Class C, 3.500%, 4/20/2062, 144A	1,825,761
863,000	Nelnet Student Loan Trust, Series 2021-DA, Class D, 4.380%, 4/20/2062, 144A	732,032
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A(a)	4,878,925
7,070,000	SMB Private Education Loan Trust, Series 2021-E, Class B, 2.490%, 2/15/2051, 144A(a)	5,740,045
630,000	SoFi Professional Loan Program LLC, Series 2017-A, Class C, 4.430%, 3/26/2040, 144A(a)(b)	619,990

		25,588,827

	ABS Whole Business – 0.3%
7,266,600	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	6,333,852
3,440,250	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	2,945,249
10,998,900	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	9,322,679

		18,601,780

	Aerospace & Defense – 1.5%
22,105,000	Boeing Co. (The), 3.625%, 2/01/2031(a)	19,080,145
2,995,000	Boeing Co. (The), 3.625%, 3/01/2048	2,005,939
3,525,000	Boeing Co. (The), 3.750%, 2/01/2050	2,485,618
6,180,000	Boeing Co. (The), 3.825%, 3/01/2059	3,981,481
1,200,000	Boeing Co. (The), 3.850%, 11/01/2048	847,320
8,855,000	Boeing Co. (The), 3.900%, 5/01/2049	6,282,209
6,035,000	Boeing Co. (The), 3.950%, 8/01/2059	4,062,548

	Aerospace & Defense – continued
4,830,000	Boeing Co. (The), 5.150%, 5/01/2030	4,636,211
14,503,000	Boeing Co. (The), 5.805%, 5/01/2050	13,320,595
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,841,208
10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A(c)(d)	10,714,017
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	12,261,275
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	371,657
5,995,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	5,777,681

		89,667,904

	Airlines – 1.9%
23,661,740	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A(a)	23,477,415
3,140,860	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	2,722,654
2,921,296	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	2,600,120
4,055,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	3,725,673
4,670,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	3,987,059
41,995,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	41,272,686
4,256,467	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	4,005,790
27,297,941	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029(a)	26,828,417
3,992,300	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	3,778,033

		112,397,847

	Automotive – 1.4%
8,110,000	Ford Motor Co., 3.250%, 2/12/2032	6,065,469
30,125,000	Ford Motor Co., 4.750%, 1/15/2043	21,459,072
2,440,000	Ford Motor Co., 5.291%, 12/08/2046	1,871,248
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,574,024
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,653,897
3,505,000	General Motors Co., 5.200%, 4/01/2045	2,944,011
3,170,000	General Motors Co., 6.250%, 10/02/2043	3,020,017

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Automotive – continued
$44,900,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030(a)	$38,794,170
815,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(e)	682,563
1,305,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(e)	1,135,350

		79,199,821

	Banking – 2.8%
20,700,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(e)	16,415,409
15,605,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(e)	11,512,589
17,805,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(e)	13,654,005
47,298,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035(a)	38,994,743
14,253,000	BNP Paribas S.A., (fixed rate to 8/12/2030, variable rate thereafter), 2.588%, 8/12/2035, 144A(a)	11,238,063
8,140,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	7,435,633
4,195,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	3,053,562
25,209,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	18,951,833
2,275,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,956,373
3,380,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032, 144A	2,493,392
22,550,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035(a)	18,166,506
2,900,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	2,920,657
22,400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	18,103,315

		164,896,080

	Brokerage – 0.1%
5,731,000	Jefferies Group LLC, 6.250%, 1/15/2036(a)	5,762,379

	Building Materials – 1.2%
57,099,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	42,824,250

	Building Materials – continued
3,605,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	3,086,493
9,035,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(e)	7,665,746
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,365,176
4,534,000	Masco Corp., 7.750%, 8/01/2029	5,119,093
6,344,000	Owens Corning, 7.000%, 12/01/2036	7,088,524

		70,149,282

	Cable Satellite – 4.0%
50,750,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	39,204,375
1,735,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	1,312,750
20,182,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	16,162,912
6,805,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	6,075,761
42,975,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051(a)	29,080,974
11,302,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	7,432,597
47,260,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062(a)	31,571,291
5,935,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	4,912,525
45,882,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	30,683,129
1,875,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	1,263,820
22,585,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	19,536,025
1,390,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	1,011,267
9,430,000	DISH DBS Corp., 5.125%, 6/01/2029	5,730,045
26,600,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	20,850,144
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	11,473,460
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,832,038
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	490,267

		231,623,380

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Chemicals – 0.7%
$6,315,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	$5,063,114
11,740,000	Ashland LLC, 3.375%, 9/01/2031, 144A	9,549,010
1,995,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,701,496
10,170,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	8,033,385
1,360,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	1,142,046
9,275,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	8,076,206
3,450,000	SPCM S.A., 3.125%, 3/15/2027, 144A	2,906,073
3,200,000	SPCM S.A., 3.375%, 3/15/2030, 144A	2,504,000

		38,975,330

	Construction Machinery – 0.5%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(c)(d)	28,887,238

	Consumer Cyclical Services – 2.2%
2,100,000	Expedia Group, Inc., 2.950%, 3/15/2031	1,670,337
2,255,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,880,623
16,135,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	13,603,257
8,919,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	9,944,685
14,700,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	12,107,949
33,255,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	27,352,238
20,723,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	19,165,459
44,403,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	43,016,738
1,720,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	1,712,260

		130,453,546

	Consumer Products – 0.3%
12,778,000	Avon Products, Inc., 8.450%, 3/15/2043	12,330,770
9,385,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	7,727,609

		20,058,379

	Diversified Manufacturing – 0.7%
40,530,000	GE Capital Funding LLC, 4.550%, 5/15/2032(a)	39,092,914
2,080,000	General Electric Co., Series D, 3-month LIBOR + 3.330%, 5.159%(e)(f)	1,822,496

		40,915,410

	Electric – 1.0%
28,202,613	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	29,314,390
8,663,000	Enel Generacion Chile S.A., 7.875%, 2/01/2027	9,268,197
10,900,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	7,924,457
11,200,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	8,585,822
3,790,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	3,667,694

		58,760,560

	Finance Companies – 4.5%
12,050,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	9,645,921
3,100,000	AGFC Capital Trust I, 3-month LIBOR + 1.750%, 2.794%, 1/15/2067, 144A(c)(d)(f)	1,764,303
6,606,000	Air Lease Corp., 4.625%, 10/01/2028	6,108,766
17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(e)	14,254,470
5,325,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(e)	4,394,876
12,465,000	Ares Capital Corp., 2.875%, 6/15/2028	9,875,284
17,495,000	Ares Capital Corp., 3.200%, 11/15/2031	12,711,982
9,790,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	8,492,062
22,260,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	18,614,898
11,475,000	FS KKR Capital Corp., 3.125%, 10/12/2028	9,152,056
10,705,000	FS KKR Capital Corp., 3.400%, 1/15/2026	9,501,237
445,000	Navient Corp., 5.000%, 3/15/2027	366,026
19,021,000	Navient Corp., 6.750%, 6/15/2026	16,833,585
5,750,000	Navient Corp., MTN, 5.625%, 8/01/2033	3,990,538
3,162,000	Navient Corp., MTN, 6.125%, 3/25/2024	2,998,019
10,145,000	OneMain Finance Corp., 7.125%, 3/15/2026	9,376,313
7,975,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	6,262,414
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	13,567,815
13,420,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	12,614,635
30,029,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	24,816,266
19,614,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	15,422,880
53,876,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	40,368,748

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Finance Companies – continued
$15,738,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	$11,173,980

		262,307,074

	Financial Other – 1.3%
9,560,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	3,077,555
2,700,000	Central China Real Estate Ltd., 7.250%, 4/24/2023	1,325,700
3,680,000	Central China Real Estate Ltd., 7.250%, 7/16/2024	1,142,677
1,455,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	449,348
3,675,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(c)(d)	1,134,399
945,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	405,244
730,000	Central China Real Estate Ltd., 7.750%, 5/24/2024	230,592
2,815,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025	1,676,333
990,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	630,313
7,770,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	3,196,733
36,625,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	29,598,860
5,390,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	4,774,678
19,485,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(g)	2,679,188
1,845,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(g)	251,492
2,400,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(g)	325,752
24,005,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(c)(d)(g)	3,256,518
1,305,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(g)	176,710
1,735,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(g)	236,376
5,965,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(c)(d)	1,268,099
5,148,000	Logan Group Co. Ltd., 4.850%, 12/14/2026	1,103,268
14,125,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	11,330,210
6,195,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(c)(d)	639,262
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(c)(d)	42,828
1,515,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(c)(d)	162,211
4,675,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(c)(d)	522,899
1,465,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(c)(d)	161,619

	Financial Other – continued
575,000	Sunac China Holdings Ltd., 5.950%, 4/26/2024(g)	87,521
6,810,000	Sunac China Holdings Ltd., 6.500%, 1/10/2025(g)	1,017,482
3,575,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(c)(d)(g)	527,062
460,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(g)	69,906
5,930,000	Sunac China Holdings Ltd., 7.000%, 7/09/2025(c)(d)(g)	883,155
1,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(c)(d)	146,821
7,485,000	Times China Holdings Ltd., 6.200%, 3/22/2026(c)(d)	1,084,202
440,000	Times China Holdings Ltd., 6.750%, 7/08/2025(c)(d)	66,660
3,175,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(c)(d)(g)	206,375
6,250,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(c)(d)(g)	462,000
1,585,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(c)(d)(g)	115,578
4,025,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(c)(d)(g)	291,853

		74,757,479

	Food & Beverage – 0.6%
965,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	961,767
5,695,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	4,810,585
16,285,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	13,566,545
17,905,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	14,036,983
995,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	830,308

		34,206,188

	Gaming – 1.0%
19,755,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	15,636,342
5,810,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,656,542
4,850,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	3,680,180
6,676,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	6,264,959
415,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	389,191
10,068,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	9,195,205
8,621,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	7,931,320
7,500,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	7,134,375
6,163,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	6,085,962

		60,974,076

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Government Owned – No Guarantee – 1.2%
$27,210,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	$28,259,704
8,670,000	EcoPetrol S.A., 4.625%, 11/02/2031	6,567,438
8,465,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	8,548,910
28,145,000	Petroleos Mexicanos, 5.950%, 1/28/2031(a)	20,584,690
2,735,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029	1,187,127
5,250,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	2,263,117

		67,410,986

	Health Insurance – 0.8%
32,650,000	Centene Corp., 2.500%, 3/01/2031	25,916,264
8,940,000	Centene Corp., 2.625%, 8/01/2031	7,111,770
6,921,000	Centene Corp., 3.000%, 10/15/2030	5,735,779
6,470,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	5,425,653

		44,189,466

	Healthcare – 0.4%
14,545,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A	12,721,784
9,725,000	HCA, Inc., 4.125%, 6/15/2029	8,867,113

		21,588,897

	Home Construction – 0.9%
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035(a)	51,572,094

	Independent Energy – 3.2%
17,555,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	15,768,634
7,960,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	6,216,123
32,790,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A(a)	31,705,963
3,985,000	Devon Energy Corp., 4.500%, 1/15/2030	3,764,233
9,555,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	8,086,396
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	10,164,375
2,690,000	EQT Corp., 3.125%, 5/15/2026, 144A	2,518,674
11,721,000	EQT Corp., 3.625%, 5/15/2031, 144A	10,127,647
9,072,000	EQT Corp., 3.900%, 10/01/2027	8,442,312
2,329,000	EQT Corp., 5.000%, 1/15/2029	2,254,658
1,724,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	1,624,836
16,125,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	14,858,059
27,050,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(c)(g)(h)(i)	1,541,850
12,420,000	Mesquite Energy, Inc., 7.750%, 6/15/2021(c)(g)(h)(i)	707,940

	Independent Energy – continued
620,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	628,324
37,985,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	39,124,550
985,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	1,081,038
980,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	1,125,116
15,296,000	Ovintiv, Inc., 6.500%, 8/15/2034	15,964,945
828,000	Ovintiv, Inc., 6.500%, 2/01/2038	854,463
4,156,000	Ovintiv, Inc., 6.625%, 8/15/2037	4,360,233
553,000	Ovintiv, Inc., 7.200%, 11/01/2031	604,636
1,815,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,995,286
2,285,000	Ovintiv, Inc., 8.125%, 9/15/2030	2,624,881
190,000	Range Resources Corp., 4.875%, 5/15/2025	185,326
2,150,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,837,229

		188,167,727

	Industrial Other – 0.1%
1,845,000	GMR Hyderabad International Airport Ltd., 4.250%, 10/27/2027, 144A	1,546,110
315,000	GMR Hyderabad International Airport Ltd., 4.750%, 2/02/2026, 144A	286,795
5,995,000	TopBuild Corp., 4.125%, 2/15/2032, 144A	4,615,196

		6,448,101

	Leisure – 0.7%
13,160,000	Carnival Corp., 5.750%, 3/01/2027, 144A	9,505,205
3,415,000	Carnival Corp., 6.000%, 5/01/2029, 144A	2,399,413
10,030,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	7,872,447
7,630,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	6,523,726
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	2,688,112
18,780,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	13,052,100

		42,041,003

	Life Insurance – 3.1%
5,935,000	Athene Global Funding, 1.716%, 1/07/2025, 144A(a)	5,538,008
6,099,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	4,854,454
20,335,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030(a)	19,744,175
2,030,000	MetLife, Inc., 9.250%, 4/08/2068, 144A	2,385,062
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	13,496,425
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A(a)	63,104,464
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(c)(d)	53,664,401
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(c)(d)	15,730,883

		178,517,872

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Lodging – 0.9%
$11,490,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	$9,127,369
2,475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	1,889,136
8,090,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	6,552,900
11,290,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	9,362,580
6,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	5,118,979
10,815,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	8,366,380
11,584,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	8,977,600
1,465,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,326,889
1,695,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	1,607,081

		52,328,914

	Media Entertainment – 1.3%
5,896,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	4,858,776
2,905,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	2,486,186
6,670,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	5,300,516
4,640,000	Magallanes, Inc., 4.054%, 3/15/2029, 144A	4,253,813
7,130,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	6,369,871
2,110,000	Netflix, Inc., 4.875%, 4/15/2028	1,985,615
22,040,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	20,172,000
2,757,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	2,605,365
13,137,000	Netflix, Inc., 5.875%, 11/15/2028	12,844,176
17,879,000	Netflix, Inc., 6.375%, 5/15/2029	18,056,896

		78,933,214

	Metals & Mining – 3.2%
22,660,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A(a)	18,854,698
30,635,000	ArcelorMittal S.A., 6.750%, 3/01/2041	30,308,535
1,145,000	ArcelorMittal S.A., 7.000%, 10/15/2039	1,155,019
3,950,000	Barrick Gold Corp., Series A, 5.800%, 11/15/2034	4,198,221
7,370,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	6,787,770
31,810,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	28,440,049
9,200,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	8,698,250

	Metals & Mining – continued
14,665,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	11,968,693
34,855,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	34,015,343
18,565,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	15,132,888
28,195,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A(a)	23,278,343
2,865,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	2,493,982

		185,331,791

	Midstream – 0.6%
7,685,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	6,027,960
55,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	49,500
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	8,869,000
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	3,136,307
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	223,089
5,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	4,545,121
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,244,337
1,380,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	1,316,768
2,635,000	Western Midstream Operating LP, 4.550%, 2/01/2030	2,279,275
6,105,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,921,546
1,130,000	Western Midstream Operating LP, 5.450%, 4/01/2044	939,188
840,000	Western Midstream Operating LP, 5.500%, 8/15/2048	684,600
3,495,000	Western Midstream Operating LP, 5.750%, 2/01/2050	2,806,690

		37,043,381

	Mortgage Related – 0.0%
4,067	FHLMC, 5.000%, 12/01/2031	4,159

	Non-Agency Commercial Mortgage-Backed Securities – 1.7%
10,990,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064(a)	9,025,808
505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036, 144A	462,803
11,095,000	BPR Trust, Series 2021-NRD, Class F, 1-month Term SOFR + 6.870%, 8.204%, 12/15/2023, 144A(f)	10,429,562
3,475,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A(a)	3,458,350

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$190,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	$182,933
2,617,721	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	2,613,840
6,710,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A(a)	6,174,434
630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037, 144A	559,697
2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	2,123,790
4,293,575	Extended Stay America Trust, Series 2021-ESH, Class C, 1-month LIBOR + 1.700%, 3.025%, 7/15/2038, 144A(f)	4,153,405
3,086,007	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 3.575%, 7/15/2038, 144A(f)	2,977,516
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033, 144A(b)	3,335,772
3,815,000	GS Mortgage Securities Trust, Series 2013-G1, Class B, 3.720%, 4/10/2031, 144A(a)(b)	3,668,484
435,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.509%, 12/15/2047, 144A(b)	428,111
6,060,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 3.125%, 11/15/2038, 144A(a)(f)	5,778,503
1,415,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A(a)	1,401,659
11,786,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.295%, 8/15/2046(a)(b)	11,729,004
1,705,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.495%, 8/15/2046(b)	1,287,735
5,770,000	RBS Commercial Funding Trust, Series 2013-GSP, Class A, 3.961%, 1/15/2032, 144A(a)(b)	5,677,822
611,614	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	596,925
9,076,751	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.434%, 7/15/2046(b)	8,511,817

	Non-Agency Commercial Mortgage-Backed Securities – continued
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	4,353,179
1,955,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,929,242
7,575,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.670%, 8/15/2046(b)	7,209,812
2,915,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	2,761,857

		100,832,060

	Paper – 1.2%
10,685,000	Georgia-Pacific LLC, 7.750%, 11/15/2029(a)	12,893,629
9,625,000	International Paper Co., 8.700%, 6/15/2038	12,437,277
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	9,806,518
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030(a)	29,945,854
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,539,749
2,252,000	Weyerhaeuser Co., 7.375%, 3/15/2032	2,604,922

		72,227,949

	Pharmaceuticals – 1.1%
2,675,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	2,093,294
5,560,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	2,960,700
580,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	301,600
4,435,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	2,291,472
14,210,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	7,272,323
640,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	340,608
1,045,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	598,262
9,370,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	7,833,414
4,338,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	3,557,160
25,967,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	16,170,949
14,570,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	12,444,501
10,545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	8,686,444

		64,550,727

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Property & Casualty Insurance – 0.3%
$13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.304%, 1/15/2033, 144A(c)(h)(i)(j)	$1,713,162
80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 12.304%, 1/15/2033(c)(h)(i)(j)	9,800
17,110,000	Stewart Information Services Corp., 3.600%, 11/15/2031	14,192,061

		15,915,023

	REITs – Diversified – 0.1%
4,125,000	EPR Properties, 3.600%, 11/15/2031	3,260,707

	Retailers – 0.5%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	4,931,550
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,318,099
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,341,485
5,975,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	5,085,621
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,966,356
3,860,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	3,280,035

		31,923,146

	Supermarkets – 0.0%
2,705,000	Safeway, Inc., 7.250%, 2/01/2031	2,644,138

	Technology – 2.8%
15,580,000	Avnet, Inc., 5.500%, 6/01/2032	15,286,867
8,675,000	Block, Inc., 3.500%, 6/01/2031, 144A	6,912,760
8,900,000	Broadcom, Inc., 4.150%, 11/15/2030	8,154,300
1,001,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	891,825
2,558,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	2,156,828
27,510,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	22,727,799
637,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	574,893
14,400,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	10,645,880
16,765,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	13,524,242
19,780,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	18,419,692
945,000	Gartner, Inc., 3.625%, 6/15/2029, 144A	818,720
20,540,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	17,457,562
8,630,000	Marvell Technology, Inc., 2.950%, 4/15/2031	7,236,807
2,080,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	2,047,612
18,900,000	Oracle Corp., 3.950%, 3/25/2051	13,881,989
1,475,000	Seagate HDD Cayman, 4.091%, 6/01/2029	1,260,624

	Technology – continued
12,050,000	Western Digital Corp., 2.850%, 2/01/2029	9,811,050
1,135,000	Western Digital Corp., 3.100%, 2/01/2032	870,318
9,046,000	Western Digital Corp., 4.750%, 2/15/2026	8,630,879

		161,310,647

	Transportation Services – 0.4%
5,895,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	4,588,963
19,345,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	18,011,355

		22,600,318

	Treasuries – 16.7%
217,665(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	39,184,109
4,482,411(†††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)(a)	21,892,586
7,158,285(†††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)	33,750,498
29,600,000	U.S. Treasury Note, 0.125%, 12/31/2022(k)	29,246,188
187,560,000	U.S. Treasury Note, 0.125%, 1/31/2023(a)	184,915,111
158,300,000	U.S. Treasury Note, 0.125%, 2/28/2023(a)(k)	155,610,136
269,355,000	U.S. Treasury Note, 0.125%, 6/30/2023(a)	262,000,345
76,545,000	U.S. Treasury Note, 0.500%, 11/30/2023	73,943,666
73,585,000	U.S. Treasury Note, 0.875%, 1/31/2024	71,204,985
103,730,000	U.S. Treasury Note, 1.500%, 2/29/2024	101,286,672

		973,034,296

	Wireless – 1.5%
9,835,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	8,055,258
24,995,000	SBA Communications Corp., 3.125%, 2/01/2029	20,458,407
8,000,000	SoftBank Group Corp., 4.625%, 7/06/2028	6,200,000
3,695,000	SoftBank Group Corp., 5.250%, 7/06/2031	2,724,250
35,370,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	30,948,750
20,890,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	18,037,053

		86,423,718

	Wirelines – 0.5%
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,415,228
9,878,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	7,450,679

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Wirelines – continued
$20,855,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	$16,104,231

		26,970,138

	Total Non-Convertible Bonds

	(Identified Cost $5,358,129,497)	4,704,229,794

Convertible Bonds – 5.6%

	Airlines – 0.4%
5,645,000	JetBlue Airways Corp., 0.500%, 4/01/2026	4,151,898
17,869,000	Southwest Airlines Co., 1.250%, 5/01/2025(a)	21,040,747

		25,192,645

	Cable Satellite – 2.8%
195,000	Cable One, Inc., Zero Coupon, 6.042%, 3/15/2026(l)	160,680
44,825,000	DISH Network Corp., 2.375%, 3/15/2024	39,446,000
184,765,000	DISH Network Corp., 3.375%, 8/15/2026	124,808,757

		164,415,437

	Consumer Cyclical Services – 0.3%
1,520,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.987%, 2/15/2026(m)	975,019
18,940,000	Uber Technologies, Inc., Zero Coupon, 0.000%-5.582%, 12/15/2025	15,135,333

		16,110,352

	Gaming – 0.1%
3,339,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	4,946,061

	Healthcare – 0.5%
36,387,000	Teladoc Health, Inc., 1.250%, 6/01/2027	26,653,478

	Leisure – 0.2%
19,300,000	NCL Corp. Ltd., 1.125%, 2/15/2027, 144A	12,380,950

	Media Entertainment – 0.3%
8,240,000	Snap, Inc., Zero Coupon, 6.697%-7.114%, 5/01/2027(m)	5,706,200
7,780,000	Spotify USA, Inc., Zero Coupon, 5.189%-5.873%, 3/15/2026(m)	6,138,420
3,155,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(l)	2,792,374

		14,636,994

	Pharmaceuticals – 0.9%
13,963,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	13,823,370
27,688,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	27,516,334

	Pharmaceuticals – continued
7,650,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026(l)	6,956,145
6,370,000	Livongo Health, Inc., 0.875%, 6/01/2025	5,399,212

		53,695,061

	Technology – 0.1%
475,000	Bentley Systems, Inc., 0.375%, 7/01/2027, 144A	368,125
1,420,000	RingCentral, Inc., Zero Coupon, 7.146%-7.470%, 3/15/2026(m)	1,066,420
7,165,000	Splunk, Inc., 1.125%, 6/15/2027	5,911,125
305,000	Unity Software, Inc., Zero Coupon, 7.592%, 11/15/2026, 144A(l)	224,175

		7,569,845

	Total Convertible Bonds

	(Identified Cost $432,454,070)	325,600,823

Municipals – 1.4%

	Virginia – 1.4%
89,440,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $88,790,540)	83,077,229

	Total Bonds and Notes

	(Identified Cost $5,879,374,107)	5,112,907,846

Senior Loans – 0.5%

	Cable Satellite – 0.1%
4,402,526	DirecTV Financing LLC, Term Loan, 1-month LIBOR + 5.000%, 6.666%, 8/02/2027(f)(n)	4,041,166

	Chemicals – 0.1%
10,864,295	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 1-month LIBOR + 7.750%, 9.383%, 11/24/2028(f)(n)	10,266,759

	Independent Energy – 0.3%
16,469,000	Ascent Resources – Utica, 2020 Fixed 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.021%, 11/01/2025(f)(o)	17,264,947

	Total Senior Loans

	(Identified Cost $31,599,887)	31,572,872

Collateralized Loan Obligations – 3.4%
9,977,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3-month LIBOR + 3.100%, 4.163%, 10/20/2031, 144A(f)	9,188,797
7,140,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 2.663%, 7/20/2034, 144A(a)(f)	6,701,090

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations – continued
$7,240,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3-month LIBOR + 2.850%, 3.913%, 7/20/2034, 144A(f)	$6,592,006
1,805,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3-month LIBOR + 3.100%, 4.144%, 7/15/2034, 144A(f)	1,672,060
10,050,000	AIG CLO LLC, Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 4.086%, 4/22/2034, 144A(f)	9,156,535
5,605,000	AIG CLO LLC, Series 2021-2A, Class D, 3-month LIBOR + 3.050%, 4.113%, 7/20/2034, 144A(f)	5,138,176
3,955,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3-month LIBOR + 3.000%, 4.044%, 10/15/2034, 144A(f)	3,663,683
5,225,000	Bain Capital Credit CLO Ltd, Series 2017-2A, Class DR2, 3-month LIBOR + 3.100%, 4.284%, 7/25/2034, 144A(f)	4,938,550
1,340,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2R, 3-month LIBOR + 1.400%, 2.878%, 11/20/2030, 144A(a)(f)	1,275,345
10,720,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class CR, 3-month LIBOR + 2.000%, 3.044%, 1/17/2032, 144A(a)(f)	10,033,170
2,245,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3-month LIBOR + 3.000%, 4.044%, 1/17/2032, 144A(f)	2,069,475
5,225,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3-month LIBOR + 2.950%, 4.013%, 7/20/2032, 144A(f)	4,885,892
4,305,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3-month LIBOR + 3.250%, 4.294%, 7/15/2034, 144A(f)	4,010,069
6,075,000	Crown City CLO I, Series 2020-1A, Class CR, 3-month LIBOR + 3.420%, 4.483%, 7/20/2034, 144A(f)	5,518,609
7,745,000	Elmwood CLO V Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.100%, 4.163%, 10/20/2034, 144A(f)	7,249,452
4,085,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 3.913%, 1/20/2034, 144A(f)	3,781,611
3,365,000	KVK CLO Ltd., Series 2013-1A, Class DR, 3-month LIBOR + 2.950%, 3.988%, 1/14/2028, 144A(f)	3,259,171

Collateralized Loan Obligations – continued
8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3-month LIBOR + 1.500%, 2.563%, 4/20/2031, 144A(a)(f)	8,271,008
1,470,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 2.000%, 3.063%, 4/20/2031, 144A(f)	1,369,012
4,215,000	LCM 30 Ltd., Series 30A, Class DR, 3-month LIBOR + 3.000%, 4.063%, 4/20/2031, 144A(f)	3,670,371
15,835,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3-month LIBOR + 3.200%, 4.425%, 7/27/2031, 144A(f)	14,954,146
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 4.184%, 1/23/2031, 144A(f)	1,191,358
9,225,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 2.694%, 7/15/2034, 144A(a)(f)	8,749,451
11,920,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3-month LIBOR + 3.100%, 4.163%, 7/20/2032, 144A(f)	10,361,055
10,585,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 3.150%, 4.194%, 7/15/2034, 144A(f)	9,803,562
4,920,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.300%, 4.344%, 7/15/2036, 144A(f)	4,440,979
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 2.713%, 7/02/2035, 144A(a)(f)	11,819,165
9,720,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 2.900%, 3.963%, 7/02/2035, 144A(f)	8,987,763
12,640,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 2.544%, 10/17/2031, 144A(a)(f)	12,061,720
5,120,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3-month LIBOR + 2.700%, 3.744%, 10/17/2031, 144A(f)	4,757,222
2,970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 3.205%, 5/21/2034, 144A(a)(f)	2,824,817
1,710,000	Parallel Ltd., Series 2015-1A, Class DR, 3-month LIBOR + 2.550%, 3.613%, 7/20/2027, 144A(f)	1,627,062
700,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3-month LIBOR + 2.950%, 4.013%, 1/20/2031, 144A(f)	629,859

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations – continued
$2,135,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3-month LIBOR + 3.750%, 4.813%, 10/20/2034, 144A(f)	$1,988,129

	Total Collateralized Loan Obligations

	(Identified Cost $211,706,707)	196,640,370

Shares

Common Stocks – 5.3%

	Aerospace & Defense – 0.2%
4,353	L3Harris Technologies, Inc.	1,052,120
17,876	Lockheed Martin Corp.	7,685,965

		8,738,085

	Air Freight & Logistics – 0.1%
31,979	United Parcel Service, Inc., Class B	5,837,447

	Beverages – 0.1%
111,018	Coca-Cola Co. (The)	6,984,142

	Biotechnology – 0.2%
57,540	AbbVie, Inc.	8,812,826

	Capital Markets – 0.2%
11,299	BlackRock, Inc.	6,881,543
66,178	Morgan Stanley	5,033,499

		11,915,042

	Communications Equipment – 0.1%
126,791	Cisco Systems, Inc.	5,406,368

	Electric Utilities – 0.2%
53,005	Duke Energy Corp.	5,682,666
93,934	NextEra Energy, Inc.	7,276,128

		12,958,794

	Electronic Equipment, Instruments & Components – 0.3%
491,039	Corning, Inc.	15,472,639

	Food & Staples Retailing – 0.1%
54,109	Walmart, Inc.	6,578,572

	Health Care Equipment & Supplies – 0.1%
40,914	Abbott Laboratories	4,445,306

	Health Care Providers & Services – 0.1%
9,353	Elevance Health, Inc.	4,513,571
6,808	UnitedHealth Group, Inc.	3,496,793

		8,010,364

	Hotels, Restaurants & Leisure – 0.1%
85,881	Starbucks Corp.	6,560,450

	Household Products – 0.1%
52,389	Procter & Gamble Co. (The)	7,533,014

	IT Services – 0.1%
18,870	Accenture PLC, Class A	5,239,255

	Life Sciences Tools & Services – 0.1%
5,344	Thermo Fisher Scientific, Inc.	2,903,288

	Machinery – 0.2%
21,967	Cummins, Inc.	4,251,273
14,516	Deere & Co.	4,347,107

		8,598,380

	Media – 0.5%
2,006,877	Altice USA, Inc., Class A(j)	18,563,612
192,580	Comcast Corp., Class A	7,556,839
705,779	iHeartMedia, Inc., Class A(j)	5,568,597

		31,689,048

	Metals & Mining – 0.1%
89,035	Newmont Corp.	5,312,718

	Oil, Gas & Consumable Fuels – 0.2%
93,585	Battalion Oil Corp.(j)	798,280
25,353	Pioneer Natural Resources Co.	5,655,747
150,488	Williams Cos., Inc. (The)	4,696,731

		11,150,758

	Pharmaceuticals – 0.4%
77,170	Bristol-Myers Squibb Co.	5,942,090
52,587	Johnson & Johnson	9,334,719
114,154	Merck & Co., Inc.	10,407,420

		25,684,229

	Professional Services – 0.0%
7,905	Clarivate PLC(j)	109,563

	REITs – Diversified – 0.1%
27,086	American Tower Corp.	6,922,911

	Road & Rail – 0.1%
28,307	Union Pacific Corp.	6,037,317

	Semiconductors & Semiconductor Equipment – 0.2%
7,250	Broadcom, Inc.	3,522,123
69,763	Microchip Technology, Inc.	4,051,835
30,723	QUALCOMM, Inc.	3,924,556

		11,498,514

	Software – 0.1%
17,622	iQor Holdings, Inc.(c)(d)(j)	79,299
26,438	Microsoft Corp.	6,790,071

		6,869,370

	Specialty Retail – 0.1%
15,174	Home Depot, Inc. (The)	4,161,773

	Technology Hardware, Storage & Peripherals – 0.1%
42,287	Apple, Inc.	5,781,479

	Wireless Telecommunication Services – 1.1%
495,584	T-Mobile US, Inc.(j)	66,675,871

	Total Common Stocks

	(Identified Cost $342,733,942)	307,887,523

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

Shares	Description	Value (†)

Preferred Stocks – 2.0%

Convertible Preferred Stocks – 1.7%

	Banking – 0.8%
27,889	Bank of America Corp., Series L, 7.250%(a)	$33,592,300
11,335	Wells Fargo & Co., Class A, Series L, 7.500%	13,777,806

		47,370,106

	Midstream – 0.3%
433,942	El Paso Energy Capital Trust I, 4.750%	20,156,606

	Technology – 0.2%
170,945	Clarivate PLC, Series A, 5.250%	9,780,464

	Wireless – 0.4%
19,569	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(c)(d)	22,437,816

	Total Convertible Preferred Stocks

	(Identified Cost $105,703,344)	99,744,992

Non-Convertible Preferred Stocks – 0.3%

	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), Series 1947, 1.900%	121,369

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%	1,004,473

	REITs – Diversified – 0.0%
16,004	iStar, Inc., Series G, 7.650%	400,350

	REITs – Office Property – 0.1%
2,318	Highwoods Properties, Inc., Series A, 8.625%(c)(d)	2,723,650

	REITs – Warehouse/Industrials – 0.2%
169,007	Prologis, Inc., Series Q, 8.540%(c)(d)	10,816,448

	Total Non-Convertible Preferred Stocks
	(Identified Cost $11,111,452)	15,066,290

	Total Preferred Stocks

	(Identified Cost $116,814,796)	114,811,282

Closed-End Investment Companies – 0.0%
170,568	NexPoint Diversified Real Estate Trust, (Identified Cost $9,816,437)	2,812,666

Short-Term Investments – 0.5%
$11,560,267	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $11,560,379 on 7/01/2022 collateralized by $11,738,300 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $11,791,486 including accrued interest (Note 2 of Notes to Financial Statements)	11,560,267
14,920,000	U.S. Treasury Bills, 0.809%, 7/21/2022(p)	14,911,587

	Total Short-Term Investments

	(Identified Cost $26,473,566)	26,471,854

	Total Investments – 99.2%

	(Identified Cost $6,618,519,442)	5,793,104,413

	Other assets less liabilities—0.8%	47,662,189

	Net Assets – 100.0%	$5,840,766,602

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2022 is disclosed.

(c)	Illiquid security.

(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2022, the value of these securities amounted to $157,789,596 or 2.7% of net assets. See Note 2 of Notes to Financial Statements.

(e)	Perpetual bond with no specified maturity date.

(f)	Variable rate security. Rate as of June 30, 2022 is disclosed.

(g)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(h)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(i)	Fair valued by the Fund’s adviser. At June 30, 2022, the value of these securities amounted to $3,972,752 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(j)	Non-income producing security.

(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(n)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 0.75%, to which the spread is added.

(o)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark rate (LIBOR floor) of 1.00%, to which the spread is added.

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Bond Fund – continued

(p)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $2,278,082,628 or 39.0% of net assets.
ABS	Asset-Backed Securities

EMTN	Euro Medium Term Note

FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
MXN	Mexican Peso

At June 30, 2022, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2022	4,114	$493,967,840	$487,637,562	$(6,330,278)

At June 30, 2022, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2022	5,738	$740,579,009	$730,877,750	$9,701,259

Industry Summary at June 30, 2022 (Unaudited)

Treasuries	16.7%
Cable Satellite	6.9
Finance Companies	4.5
ABS Home Equity	4.1
ABS Car Loan	3.9
Banking	3.6
Independent Energy	3.5
Metals & Mining	3.3
Technology	3.1
Life Insurance	3.1
ABS Other	2.8
Consumer Cyclical Services	2.5
Pharmaceuticals	2.4
Airlines	2.3
Other Investments, less than 2% each	32.6
Collateralized Loan Obligations	3.4
Short-Term Investments	0.5
Closed-End Investment Companies	0.0 *

Total Investments	99.2
Other assets less liabilities (including futures contracts)	0.8

Net Assets	100.0%

* Less than 0.1%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 91.0% of Net Assets

Non-Convertible Bonds – 89.5%

	ABS Car Loan – 8.5%
$100,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.400%, 6/15/2026, 144A	$97,019
335,000	American Credit Acceptance Receivables Trust, Series 2021-3, Class D, 1.340%, 11/15/2027, 144A	312,501
100,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028, 144A	92,637
230,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024(a)	229,959
235,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.210%, 12/18/2026	219,846
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A	98,294
620,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.360%, 3/20/2026, 144A(a)	590,736
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A	92,979
600,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A(a)	551,093
100,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	91,811
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	92,969
345,671	CPS Auto Receivables Trust, Series 2020-C, Class C, 1.710%, 8/17/2026, 144A(a)	343,973
370,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	357,284
250,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	234,004
260,000	Credit Acceptance Auto Loan Trust, Series 2021-2A, Class C, 1.640%, 6/17/2030, 144A	235,312
250,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030, 144A	229,133
119,358	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	119,877
70,220	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	70,331
340,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.450%, 1/16/2029	318,372

	ABS Car Loan – continued
$690,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.390%, 3/15/2029	$634,668
115,000	DT Auto Owner Trust, Series 2021-2A, Class C, 1.500%, 2/16/2027, 144A	106,109
690,000	DT Auto Owner Trust, Series 2021-3A, Class D, 1.310%, 5/17/2027, 144A	625,054
315,000	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.580%, 9/15/2025, 144A(a)	311,144
150,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	140,563
495,000	Exeter Automobile Receivables Trust, Series 2021-3A, Class D, 1.550%, 6/15/2027	463,378
105,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	99,765
235,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	234,171
285,000	First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.620%, 3/15/2027, 144A	263,740
165,000	Flagship Credit Auto Trust, Series 2021-1, Class D, 1.270%, 3/15/2027, 144A	151,346
175,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027, 144A	159,355
210,000	Flagship Credit Auto Trust, Series 2021-3, Class D, 1.650%, 9/15/2027, 144A	189,725
1,125,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025(a)	1,095,066
270,000	Foursight Capital Automobile Receivables Trust, Series 2021-1, Class D, 1.320%, 3/15/2027, 144A	251,787
170,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027, 144A	156,297
244,205	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	243,860
285,000	GLS Auto Receivables Trust, Series 2021-2A, Class D, 1.420%, 4/15/2027, 144A	260,539
473,170	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024(a)	471,341
425,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025(a)	414,515
840,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026(a)	812,750
298,000	Hertz Vehicle Financing III LLC, Series 2022-1 1A, Class D, 4.850%, 6/25/2026, 144A	266,533

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$305,000	Hertz Vehicle Financing III LLC, Series 2022-3 3A, Class D, 6.310%, 3/25/2025, 144A	$292,690
1,300,000	Honda Auto Receivables Owner Trust, Series 2020-1, Class A4, 1.630%, 10/21/2026(a)	1,284,348
670,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025(a)	654,070
330,000	Honda Auto Receivables Owner Trust, Series 2021-2, Class A3, 0.330%, 8/15/2025(a)	319,657
131,566	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	127,189
170,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028, 144A	167,000
427,600	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025(a)	426,549
200,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.110%, 12/15/2025(a)	200,101
225,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	220,275
315,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.130%, 11/16/2026	303,234
485,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.330%, 9/15/2027	458,455
250,484	Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.570%, 8/15/2023(a)	250,579
350,351	Toyota Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.660%, 5/15/2024(a)	348,633
125,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, 2/17/2026, 144A	120,186
275,000	Westlake Automobile Receivables Trust, Series 2021-2A, Class D, 1.230%, 12/15/2026, 144A	251,322
1,085,000	World Omni Auto Receivables Trust, Series 2021-B, Class A3, 0.420%, 6/15/2026(a)	1,040,526

		18,194,650

	ABS Credit Card – 0.2%
240,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	235,372
265,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	252,135

		487,507

	ABS Home Equity – 4.7%
$300,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061, 144A(b)	$274,643
398,768	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(b)	379,617
100,000	CoreVest American Finance Trust, Series 2021-1, Class C, 2.800%, 4/15/2053, 144A	83,024
160,000	CoreVest American Finance Trust, Series 2021-2, Class C, 2.478%, 7/15/2054, 144A	127,731
100,000	CoreVest American Finance Trust, Series 2021-3, Class D, 3.469%, 10/15/2054, 144A	82,548
225,948	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(b)	213,838
100,000	Credit Suisse Mortgage Trust, Series 2021-RPL3, Class M2, 3.750%, 1/25/2060, 144A	89,714
569,929	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(b)	539,664
281,066	Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1A, 30-day Average SOFR + 2.000%, 2.926%, 4/25/2042, 144A(c)	276,652
260,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038, 144A	225,854
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038, 144A	176,954
105,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038, 144A	89,446
360,000	FirstKey Homes Trust, Series 2022- SFR2, Class D, 4.500%, 7/17/2039, 144A	336,123
100,000	FRTKL, Series 2021-SFR1, Class E1, 2.372%, 9/17/2038, 144A	86,907
100,000	FRTKL, Series 2021-SFR1, Class E2, 2.522%, 9/17/2038, 144A	86,617
176,892	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)(b)	169,973
90,714	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041, 144A	76,297
407,445	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026, 144A	358,806
211,086	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026, 144A	183,682
94,410	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(b)	93,954
497,496	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(b)	489,771

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Home Equity – continued
$485,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059, 144A(a)(b)	$445,296
250,042	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061, 144A(b)	234,403
9,411	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.158%, 7/25/2035(b)(d)(e)	8,181
235,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	208,337
100,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	87,051
100,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	86,722
100,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038, 144A	89,074
100,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038, 144A	88,473
120,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	103,757
150,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	129,485
100,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	85,651
165,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040, 144A	135,683
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040, 144A	80,095
100,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040, 144A	80,214
387,555	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(b)	368,128
150,708	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(b)	144,110
311,248	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(b)	293,438
108,765	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(b)	102,180
379,612	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(b)	355,250
390,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(b)	365,409
120,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056, 144A(b)	118,034

	ABS Home Equity – continued
$240,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(b)	$206,067
284,092	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)(b)	275,077
135,805	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	130,751
356,252	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051, 144A(b)	336,511
118,768	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(b)	112,726
296,787	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(b)	281,151
264,890	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(b)	251,596
187,044	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(b)	178,518
369,116	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(b)	350,952

		10,174,135

	ABS Other – 2.7%
100,000	Affirm Asset Securitization Trust, Series 2021-B, Class C, 1.400%, 8/17/2026, 144A	90,752
254,614	Apollo Aviation Securitization Equity Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041, 144A	213,013
100,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046, 144A	85,457
430,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035, 144A	393,443
148,467	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	134,230
353,225	DB Master Finance LLC, Series 2021-1A, Class A2II, 2.493%, 11/20/2051, 144A	304,284
155,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	151,940
100,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	96,863
215,000	Freedom Financial Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028, 144A	192,307
38,144	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A(a)	38,144
115,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	107,802
330,531	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046, 144A	293,282
100,000	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031, 144A	93,136

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$105,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031, 144A	$93,366
122,493	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	98,356
70,648	MVW LLC, Series 2021-1WA, Class C, 1.940%, 1/22/2041, 144A	64,692
145,000	OneMain Financial Issuance Trust, Series 2018-2A, Class B, 3.890%, 3/14/2033, 144A	140,200
240,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	202,576
310,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035, 144A	303,515
462,571	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	406,279
100,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031, 144A	93,588
67,903	Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.120%, 5/20/2036, 144A	65,139
46,493	Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class C, 3.000%, 8/20/2036, 144A	44,349
49,444	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	45,933
510,938	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	438,507
534,939	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A(a)	534,102
90,119	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	89,725
236,733	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	206,464
380,800	Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.230%, 4/20/2046, 144A	338,360
258,160	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	222,035
115,000	Towd Point Mortgage Trust, Series 2011-1, Class M1, 3.750%, 10/25/2056, 144A(b)	111,532
194,566	Wave Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A	174,665

		5,868,036

	ABS Student Loan – 0.9%
100,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	91,383

	ABS Student Loan – continued
$104,985	Commonbond Student Loan Trust, Series 2019-AGS, Class B, 3.040%, 1/25/2047, 144A	$96,867
44,409	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A	41,391
212,933	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A(a)	194,903
135,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	112,158
100,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069, 144A	81,822
195,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070, 144A	148,947
149,884	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035, 144A(a)	147,646
517,917	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A(a)	494,350
194,564	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1-month LIBOR + 0.730%, 2.054%, 1/15/2053, 144A(a)(c)	189,103
210,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051, 144A	178,653
100,000	SoFi Professional Loan Program LLC, Series 2017-A, Class C, 4.430%, 3/26/2040, 144A(b)	98,411

		1,875,634

	ABS Whole Business – 0.9%
239,375	DB Master Finance LLC, Series 2017-1A, Class A2II, 4.030%, 11/20/2047, 144A	224,804
163,085	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	157,932
97,750	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	88,474
603,900	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A2I, 2.662%, 4/25/2051, 144A	526,383
99,000	Hardee’s Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051, 144A	84,756
192,500	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/05/2048, 144A	187,199
457,700	Taco Bell Funding LLC, Series 2021-1A, Class A2II, 2.294%, 8/25/2051, 144A	383,797
262,350	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	222,368

		1,875,713

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Aerospace & Defense – 1.9%
$1,215,000	Boeing Co. (The), 2.196%, 2/04/2026	$1,095,159
85,000	Boeing Co. (The), 3.100%, 5/01/2026	79,157
510,000	Boeing Co. (The), 3.625%, 2/01/2031	440,211
85,000	Boeing Co. (The), 3.625%, 3/01/2048	56,930
45,000	Boeing Co. (The), 3.750%, 2/01/2050	31,731
390,000	Boeing Co. (The), 3.850%, 11/01/2048	275,379
260,000	Boeing Co. (The), 3.950%, 8/01/2059	175,023
115,000	Boeing Co. (The), 5.150%, 5/01/2030	110,386
510,000	Boeing Co. (The), 5.805%, 5/01/2050	468,421
376,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	356,176
1,125,000	Textron, Inc., 3.000%, 6/01/2030	978,556

		4,067,129

	Airlines – 1.3%
1,209,053	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A	1,199,635
42,159	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	36,545
455,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	447,174
178,054	U.S. Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	179,002
399,934	U.S. Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	367,659
215,104	United Airlines Pass Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	189,991
431,889	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029	424,461

		2,844,467

	Automotive – 1.1%
715,000	Ford Motor Co., 3.250%, 2/12/2032	534,748
1,614,000	General Motors Co., 5.200%, 4/01/2045(a)	1,355,673
250,000	General Motors Co., 6.250%, 10/02/2043	238,172
315,000	General Motors Financial Co., Inc., 1.050%, 3/08/2024	298,619

		2,427,212

	Banking – 8.6%
200,000	Ally Financial, Inc., 2.200%, 11/02/2028	162,870
305,000	Ally Financial, Inc., 5.750%, 11/20/2025	300,481
420,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	421,382
370,000	Bank of America Corp., (fixed rate to 10/24/2030, variable rate thereafter), MTN, 1.922%, 10/24/2031	295,552

	Banking – continued
$635,000	Bank of America Corp., (fixed rate to 12/20/2022, variable rate thereafter), 3.004%, 12/20/2023	$632,918
1,244,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028(a)	1,158,485
335,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031	284,128
235,000	Bank of America Corp., (fixed rate to 7/23/2030, variable rate thereafter), MTN, 1.898%, 7/23/2031	187,815
314,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	309,575
536,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	520,915
950,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	842,187
555,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(f)	425,609
1,245,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	1,026,438
1,145,000	BNP Paribas S.A., 2.824%, 1/26/2041, 144A	789,615
415,000	BNP Paribas S.A., (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028, 144A	373,287
1,040,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	964,633
1,060,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031	1,012,373
80,000	Citigroup, Inc., (fixed rate to 6/03/2030, variable rate thereafter), 2.572%, 6/03/2031	67,247
640,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A	441,783
250,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033	228,367
265,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	192,895
400,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	300,715
220,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	191,951
740,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031	585,161
482,000	Morgan Stanley, 3.950%, 4/23/2027	466,738
1,205,000	Morgan Stanley, (fixed rate to 2/13/2031, variable rate thereafter), MTN, 1.794%, 2/13/2032	947,849
953,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	943,151

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Banking – continued
$1,727,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	$1,836,113
655,000	NatWest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	574,269
200,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	201,425
1,685,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A(a)	1,372,885
540,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	436,419

		18,495,231

	Brokerage – 0.4%
733,000	Jefferies Group LLC, 6.250%, 1/15/2036	737,013

	Building Materials – 1.5%
2,210,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,657,500
310,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(f)	263,019
211,000	Masco Corp., 6.500%, 8/15/2032	227,028
104,000	Masco Corp., 7.750%, 8/01/2029	117,421
778,000	Owens Corning, 7.000%, 12/01/2036	869,305

		3,134,273

	Cable Satellite – 2.1%
30,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	23,175
565,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	457,481
55,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	41,615
760,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	608,652
220,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	196,424
1,535,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	1,038,727
255,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	167,697

	Cable Satellite – continued
$1,595,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.950%, 6/30/2062	$1,065,514
165,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	136,574
800,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	534,992
70,000	DISH DBS Corp., 5.125%, 6/01/2029	42,535
150,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	117,576
145,000	Time Warner Cable LLC, 5.500%, 9/01/2041	126,572

		4,557,534

	Chemicals – 0.5%
200,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	160,352
200,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	170,576
400,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	315,964
525,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	420,446

		1,067,338

	Collateralized Mortgage Obligations – 0.1%
147,245	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(a)	156,540

	Construction Machinery – 1.8%
2,680,000	Caterpillar Financial Services Corp., MTN, 0.450%, 5/17/2024	2,538,800
895,000	Caterpillar Financial Services Corp., MTN, 0.950%, 1/10/2024	864,319
220,000	John Deere Capital Corp., MTN, 0.900%, 1/10/2024	212,359
340,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	322,410

		3,937,888

	Consumer Cyclical Services – 1.0%
255,000	Expedia Group, Inc., 2.950%, 3/15/2031	202,827
1,210,000	Expedia Group, Inc., 3.250%, 2/15/2030	1,009,115
535,000	Expedia Group, Inc., 3.800%, 2/15/2028	487,576
210,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	172,725
375,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	363,292

		2,235,535

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Consumer Products – 0.3%
$360,000	Hasbro, Inc., 6.600%, 7/15/2028	$388,797
300,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	247,020

		635,817

	Diversified Manufacturing – 0.3%
510,000	GE Capital Funding LLC, 4.550%, 5/15/2032	491,917
241,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	225,093

		717,010

	Electric – 0.7%
605,000	Calpine Corp., 3.750%, 3/01/2031, 144A	492,107
95,000	Edison International, 4.950%, 4/15/2025	95,238
140,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	113,073
45,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	30,058
225,000	Pacific Gas & Electric Co., 4.250%, 3/15/2046	164,324
290,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	210,834
310,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	237,643
100,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	96,773

		1,440,050

	Finance Companies – 3.7%
315,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	265,330
400,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	320,197
290,000	Air Lease Corp., 3.125%, 12/01/2030	237,025
196,000	Air Lease Corp., 4.625%, 10/01/2028	181,247
125,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	102,008
395,000	Ares Capital Corp., 2.875%, 6/15/2028	312,935
565,000	Ares Capital Corp., 3.200%, 11/15/2031	410,533
225,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	195,706
310,000	Barings BDC, Inc., 3.300%, 11/23/2026, 144A	268,901
1,110,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	928,236
390,000	FS KKR Capital Corp., 3.125%, 10/12/2028	311,050
15,000	Navient Corp., 5.000%, 3/15/2027	12,338
95,000	Navient Corp., 5.875%, 10/25/2024	87,323
110,000	Navient Corp., 6.750%, 6/15/2026	97,350

	Finance Companies – continued
$84,000	Navient Corp., MTN, 5.625%, 8/01/2033	$58,297
6,000	Navient Corp., MTN, 6.125%, 3/25/2024	5,689
155,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	134,231
440,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	345,512
1,920,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	1,766,116
110,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	92,816
375,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	309,904
330,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	259,486
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	745,544
865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	614,150

		8,061,924

	Financial Other – 0.3%
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024	127,336
200,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031	82,284
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	145,469
200,000	Logan Group Co. Ltd., 4.850%, 12/14/2026	42,862
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022	23,100
200,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(g)(h)	21,414
200,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(g)(h)	22,370
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(g)(h)	22,064
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(g)(h)	26,218
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(g)(h)	28,970

		542,087

	Food & Beverage – 0.4%
185,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029, 144A	156,270
225,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	184,587
190,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	158,283
300,000	Pilgrim’s Pride Corp., 3.500%, 3/01/2032, 144A	235,191

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Food & Beverage – continued
$5,000	Pilgrim’s Pride Corp., 4.250%, 4/15/2031, 144A	$4,173

		738,504

	Gaming – 0.7%
425,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	336,393
190,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	152,279
350,000	VICI Properties LP/VICI Note Co.,Inc., 4.250%, 12/01/2026, 144A	319,659
295,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	271,400
265,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	252,081
215,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	212,313

		1,544,125

	Government Guaranteed – 0.8%
1,760,000	U.S. Department of Housing and Urban Development, Series A, 2.450%, 8/01/2022(a)	1,759,648

	Government Owned – No Guarantee – 0.8%
955,000	Antares Holdings LP, 3.750%, 7/15/2027, 144A	802,912
780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	787,732
200,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030	86,214

		1,676,858

	Health Insurance – 0.7%
810,000	Centene Corp., 2.500%, 3/01/2031	642,946
155,000	Centene Corp., 2.625%, 8/01/2031	123,302
110,000	Centene Corp., 3.000%, 10/15/2030	91,162
565,000	Centene Corp., 4.250%, 12/15/2027	527,411

		1,384,821

	Healthcare – 0.6%
10,000	Cigna Corp., 7.875%, 5/15/2027	11,522
195,000	HCA, Inc., 3.500%, 9/01/2030	165,888
1,192,000	HCA, Inc., 4.500%, 2/15/2027	1,145,992

		1,323,402

	Home Construction – 0.9%
195,000	MDC Holdings, Inc., 3.966%, 8/06/2061	112,199
510,000	MDC Holdings, Inc., 6.000%, 1/15/2043	416,594
260,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	215,517
1,226,000	PulteGroup, Inc., 6.000%, 2/15/2035(a)	1,201,927

		1,946,237

	Hybrid ARMs – 0.0%
$1,720	FNMA, 6-month LIBOR + 1.460%, 1.786%, 2/01/2037(c)	$1,742
7,130	FNMA, 12-month LIBOR + 1.811%, 2.123%, 9/01/2036(c)	7,393

		9,135

	Independent Energy – 2.4%
1,160,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	1,039,205
765,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	597,404
13,000	Continental Resources, Inc., 4.500%, 4/15/2023	13,045
960,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	928,262
190,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	165,481
280,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	236,964
370,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	300,625
100,000	EQT Corp., 3.125%, 5/15/2026, 144A	93,631
385,000	EQT Corp., 3.625%, 5/15/2031, 144A	332,663
325,000	EQT Corp., 3.900%, 10/01/2027	302,442
75,000	EQT Corp., 5.000%, 1/15/2029	72,606
40,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	37,699
450,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	414,643
440,000	Ovintiv, Inc., 6.500%, 8/15/2034	459,243
40,000	Ovintiv, Inc., 7.375%, 11/01/2031	43,973
65,000	Southwestern Energy Co., 4.750%, 2/01/2032	55,544

		5,093,430

	Leisure – 0.2%
80,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	62,791
250,000	NCL Corp. Ltd., 5.875%, 2/15/2027, 144A	213,753
110,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	76,450

		352,994

	Life Insurance – 2.5%
490,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	427,524
975,000	Athene Global Funding, 1.716%, 1/07/2025, 144A	909,782
159,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	126,555
1,488,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(g)(h)	2,075,388
1,560,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(g)(h)	1,894,994

		5,434,243

	Lodging – 0.2%
165,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	136,832
40,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	33,267

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Lodging – continued
$285,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	$220,473
65,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	50,375
10,000	Travel & Leisure Co., 6.000%, 4/01/2027	9,057
10,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	9,481

		459,485

	Media Entertainment – 1.3%
55,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	45,324
25,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	21,396
335,000	Magallanes, Inc., 3.755%, 3/15/2027, 144A	314,394
155,000	Magallanes, Inc., 4.054%, 3/15/2029, 144A	142,099
240,000	Magallanes, Inc., 4.279%, 3/15/2032, 144A	214,414
110,000	Netflix, Inc., 4.875%, 4/15/2028	103,515
935,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	855,754
60,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	56,700
425,000	Netflix, Inc., 5.875%, 11/15/2028	415,527
645,000	Netflix, Inc., 6.375%, 5/15/2029	651,418

		2,820,541

	Metals & Mining – 1.7%
735,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	611,571
200,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	178,812
260,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	212,196
275,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	250,233
305,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	282,973
500,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	487,955
1,250,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A	1,018,912
645,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A	532,525
85,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	73,993

		3,649,170

	Midstream – 0.7%
240,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	188,251
50,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	45,000

	Midstream – continued
$125,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	$122,500
588,000	Energy Transfer LP, 5.000%, 5/15/2044	492,485
43,000	ONEOK Partners LP, 6.200%, 9/15/2043	40,389
27,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	26,876
55,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	48,616
10,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	7,535
45,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	36,190
70,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	63,812
80,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	76,334
85,000	Western Midstream Operating LP, 4.550%, 2/01/2030	73,525
195,000	Western Midstream Operating LP, 5.300%, 3/01/2048	157,199
35,000	Western Midstream Operating LP, 5.450%, 4/01/2044	29,090
25,000	Western Midstream Operating LP, 5.500%, 8/15/2048	20,375
120,000	Western Midstream Operating LP, 5.750%, 2/01/2050	96,367

		1,524,544

	Non-Agency Commercial Mortgage-Backed Securities – 2.1%
345,000	BANK, Series 2021-BN35, Class AS, 2.457%, 6/15/2064(a)	283,340
95,000	BPR Trust, Series 2021-NRD, Class B, 1-month Term SOFR + 2.124%, 3.458%, 12/15/2023, 144A(c)	91,535
105,000	BPR Trust, Series 2021-NRD, Class C, 1-month Term SOFR + 2.424%, 3.758%, 12/15/2023, 144A(c)	100,450
65,000	BPR Trust, Series 2021-NRD, Class D, 1-month Term SOFR + 3.723%, 5.057%, 12/15/2023, 144A(c)	61,667
215,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	213,970
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037, 144A	92,018
139,144	Extended Stay America Trust, Series 2021-ESH, Class C, 1-month LIBOR + 1.700%, 3.025%, 7/15/2038, 144A(c)	134,601
99,388	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 3.575%, 7/15/2038, 144A(c)	95,894

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$115,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	$106,695
125,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033, 144A(b)	110,897
125,000	GS Mortgage Securities Trust, Series 2014-GC18, Class AS, 4.383%, 1/10/2047	120,348
185,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	169,368
420,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.509%, 12/15/2047, 144A(b)	415,794
200,000	MedTrust, Series 2021-MDLN, Class C, 1-month LIBOR + 1.800%, 3.125%, 11/15/2038, 144A(c)	190,710
100,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	99,057
55,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.921%, 10/15/2046(b)	52,019
495,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class C, 4.235%, 9/15/2049(b)	435,546
350,000	RBS Commercial Funding Trust, Series 2013-GSP, Class A, 3.961%, 1/15/2032, 144A(a)(b)	344,409
65,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.889%, 5/10/2063, 144A(b)	61,557
39,845	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A	38,888
110,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.434%, 7/15/2046(b)	103,154
155,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class AS, 4.020%, 8/15/2050	150,321
73,239	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.415%, 3/15/2044, 144A(b)	31,200
145,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.670%, 8/15/2046(b)	138,010
175,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	165,806
655,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	606,809

		4,414,063

	Paper – 0.4%
$552,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	$632,891
137,000	WestRock MWV LLC, 7.550%, 3/01/2047(g)(h)	164,302
104,000	WestRock MWV LLC, 8.200%, 1/15/2030	123,891

		921,084

	Pharmaceuticals – 0.4%
20,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	15,651
35,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	18,638
5,000	Bausch Health Cos., Inc., 5.000%, 2/15/2029, 144A	2,600
5,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	2,583
50,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	25,589
5,000	Bausch Health Cos., Inc., 6.250%, 2/15/2029, 144A	2,661
5,000	Bausch Health Cos., Inc., 7.000%, 1/15/2028, 144A	2,863
150,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	125,401
425,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	264,669
240,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	204,988
200,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	164,750

		830,393

	Property & Casualty Insurance – 0.8%
1,286,000	Old Republic International Corp., 4.875%, 10/01/2024	1,305,916
555,000	Stewart Information Services Corp., 3.600%, 11/15/2031	460,350

		1,766,266

	REITs – Apartments – 0.0%
85,000	American Homes 4 Rent, 2.375%, 7/15/2031	67,778

	REITs – Office Property – 0.0%
85,000	Corporate Office Properties LP, 2.750%, 4/15/2031	68,725

	REITs – Shopping Centers – 0.0%
70,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	60,028

	Retailers – 1.5%
2,680,000	Amazon.com, Inc., 0.450%, 5/12/2024(a)	2,548,134
650,000	AutoZone, Inc., 4.000%, 4/15/2030	617,172
125,000	Tapestry, Inc., 3.050%, 3/15/2032	101,839

		3,267,145

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Supermarkets – 0.0%
$39,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	$40,747

	Technology – 4.8%
1,065,000	Avnet, Inc., 4.625%, 4/15/2026	1,070,847
240,000	Broadcom, Inc., 3.187%, 11/15/2036, 144A	182,442
250,000	Broadcom, Inc., 4.150%, 11/15/2030	229,053
85,000	Broadcom, Inc., 4.300%, 11/15/2032	77,200
45,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	40,092
110,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	92,749
890,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	735,287
25,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	22,563
155,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	114,591
250,000	CommScope, Inc., 4.750%, 9/01/2029, 144A	201,674
670,000	Entegris Escrow Corp., 4.750%, 4/15/2029, 144A	623,923
1,325,000	Equinix, Inc., 1.450%, 5/15/2026	1,176,147
885,000	Equinix, Inc., 2.000%, 5/15/2028	759,738
1,175,000	Equinix, Inc., 2.150%, 7/15/2030	950,570
130,000	Jabil, Inc., 1.700%, 4/15/2026	116,401
375,000	Jabil, Inc., 3.600%, 1/15/2030	333,978
330,000	Jabil, Inc., 3.950%, 1/12/2028	314,471
295,000	Marvell Technology, Inc., 2.450%, 4/15/2028	257,417
250,000	Marvell Technology, Inc., 2.950%, 4/15/2031	209,641
295,000	Microchip Technology, Inc., 0.983%, 9/01/2024	275,100
120,000	Micron Technology, Inc., 4.663%, 2/15/2030	115,075
155,000	Micron Technology, Inc., 5.327%, 2/06/2029	154,165
75,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.400%, 6/01/2027	73,832
110,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	95,156
600,000	Oracle Corp., 3.950%, 3/25/2051	440,698
545,000	TD SYNNEX Corp., 1.750%, 8/09/2026, 144A	480,114
630,000	TSMC Arizona Corp., 2.500%, 10/25/2031	540,203
420,000	Western Digital Corp., 2.850%, 2/01/2029	341,962
35,000	Western Digital Corp., 3.100%, 2/01/2032	26,838
330,000	Western Digital Corp., 4.750%, 2/15/2026	314,856

		10,366,783

	Transportation Services – 0.5%
$300,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	$233,535
210,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	195,523
562,000	ERAC USA Finance LLC, 6.700%, 6/01/2034, 144A	634,916

		1,063,974

	Treasuries – 20.1%
6,412(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	1,154,290
129,744(†††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)	633,684
245,720(†††)	Mexican Fixed Rate Bonds, Series M 30, 8.500%, 11/18/2038, (MXN)	1,158,542
2,810,000	U.S. Treasury Bond, 2.000%, 11/15/2041	2,231,755
6,495,000	U.S. Treasury Bond, 2.250%, 2/15/2052	5,345,182
5,045,000	U.S. Treasury Note, 0.125%, 12/31/2022(a)(i)	4,984,696
3,205,000	U.S. Treasury Note, 0.125%, 4/30/2023(a)	3,132,887
1,120,000	U.S. Treasury Note, 0.125%, 8/31/2023(a)	1,083,556
4,890,000	U.S. Treasury Note, 0.500%, 11/30/2023	4,723,816
4,225,000	U.S. Treasury Note, 0.875%, 1/31/2024	4,088,348
15,220,000	U.S. Treasury Note, 1.500%, 2/29/2024	14,861,498

		43,398,254

	Wireless – 1.5%
1,415,000	Crown Castle International Corp., 2.250%, 1/15/2031	1,147,758
55,000	Crown Castle International Corp., 3.300%, 7/01/2030	48,505
100,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	86,357
180,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	151,018
620,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	542,500
305,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	263,346
1,120,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	1,045,247

		3,284,731

	Total Non-Convertible Bonds

	(Identified Cost $214,029,030)	192,799,831

Convertible Bonds – 1.1%

	Airlines – 0.1%
210,000	Southwest Airlines Co., 1.250%, 5/01/2025	247,275

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

	Cable Satellite – 0.4%
$965,000	DISH Network Corp., 3.375%, 8/15/2026	$651,858
180,000	DISH Network Corp., Zero Coupon, 6.944%-9.514%, 12/15/2025(j)	126,437

		778,295

	Consumer Cyclical Services – 0.1%
45,000	Peloton Interactive, Inc., Zero Coupon, 0.519%-0.799%, 2/15/2026(j)	28,866
245,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(j)	195,784

		224,650

	Healthcare – 0.2%
600,000	Teladoc Health, Inc., 1.250%, 6/01/2027	439,500

	Media Entertainment – 0.0%
75,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026(k)	66,380

	Pharmaceuticals – 0.3%
150,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	148,500
465,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	462,117
130,000	Livongo Health, Inc., 0.875%, 6/01/2025	110,188

		720,805

	Total Convertible Bonds

	(Identified Cost $3,166,651)	2,476,905

Municipals – 0.4%

	Virginia – 0.4%
825,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $816,885)	766,310

	Total Bonds and Notes

	(Identified Cost $218,012,566)	196,043,046

Collateralized Loan Obligations – 3.5%
395,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 4.084%, 4/23/2034, 144A(c)	351,616
250,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3-month LIBOR + 1.700%, 2.763%, 7/20/2034, 144A(c)	235,811
430,000	AIG CLO LLC, Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 4.086%, 4/22/2034, 144A(c)	391,772
675,000	AIMCO CLO Ltd., Series 2021-14A, Class D, 3-month LIBOR + 2.900%, 3.963%, 4/20/2034, 144A(c)	589,064

Collateralized Loan Obligations – continued
$355,000	AIMCO CLO Ltd., Series 2017-AA, Class DR, 3-month LIBOR + 3.150%, 4.213%, 4/20/2034, 144A(c)	$324,487
600,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 2.713%, 7/20/2031, 144A(a)(c)	571,162
250,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3-month LIBOR + 1.550%, 2.594%, 7/18/2030, 144A(c)	239,623
250,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3-month LIBOR + 1.700%, 2.744%, 10/15/2034, 144A(c)	237,129
270,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3-month LIBOR + 1.650%, 2.713%, 10/20/2034, 144A(c)	256,688
250,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3-month LIBOR + 1.650%, 2.694%, 10/15/2034, 144A(c)	236,805
455,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 2.444%, 1/15/2031, 144A(a)(c)	435,090
275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 3.913%, 1/20/2034, 144A(c)	254,576
250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3-month LIBOR + 1.650%, 2.834%, 10/25/2031, 144A(a)(c)	238,034
250,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 3.205%, 11/22/2031, 144A(a)(c)	237,971
255,000	Invesco CLO Ltd., Series 2021-1A, Class D,, 3-month LIBOR + 3.050% 4.094%, 4/15/2034, 144A(c)	229,503
250,000	Magnetite XIV-R Ltd., Series 2015-14RA, Class B, 3-month LIBOR + 1.600%, 2.644%, 10/18/2031, 144A(c)	239,755
530,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3-month Term SOFR + 1.950%, 2.738%, 4/15/2035, 144A(c)	496,019
250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 2.694%, 7/15/2034, 144A(a)(c)	237,113
300,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 2.514%, 4/16/2031, 144A(a)(c)	285,211
250,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 2.544%, 10/17/2031, 144A(a)(c)	238,562
250,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3-month LIBOR + 2.700%, 3.744%, 10/17/2031, 144A(c)	232,286

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Principal Amount (‡)	Description	Value (†)

Collateralized Loan Obligations – continued
$250,000	Rad CLO Ltd., Series 2021-15A, Class B, 3-month LIBOR + 1.650%, 1.897%, 1/20/2034, 144A(c)	$235,314
360,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 2.463%, 4/20/2034, 144A(a)(c)	333,874
310,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D, 3-month LIBOR + 2.900%, 3.963%, 4/20/2034, 144A(c)	286,132
255,000	Voya CLO Ltd., Series 2018-3A, Class B, 3-month LIBOR + 1.650%, 2.694%, 10/15/2031, 144A(a)(c)	242,011

	Total Collateralized Loan Obligations
	(Identified Cost $8,207,056)	7,655,608

Shares

Common Stocks – 3.0%

	Aerospace & Defense – 0.1%
107	L3Harris Technologies, Inc.	25,862
440	Lockheed Martin Corp.	189,182

		215,044

	Air Freight & Logistics – 0.1%
787	United Parcel Service, Inc., Class B	143,659

	Beverages – 0.1%
2,733	Coca-Cola Co. (The)	171,933

	Biotechnology – 0.1%
1,427	AbbVie, Inc.	218,559

	Capital Markets – 0.1%
278	BlackRock, Inc.	169,313
1,629	Morgan Stanley	123,902

		293,215

	Communications Equipment – 0.1%
3,122	Cisco Systems, Inc.	133,122

	Electric Utilities – 0.1%
1,305	Duke Energy Corp.	139,909
2,312	NextEra Energy, Inc.	179,088

		318,997

	Electronic Equipment, Instruments & Components – 0.2%
15,881	Corning, Inc.	500,410

	Food & Staples Retailing – 0.1%
1,332	Walmart, Inc.	161,945

	Health Care Equipment & Supplies – 0.1%
1,011	Abbott Laboratories	109,845

Shares	Description	Value (†)

	Health Care Providers & Services – 0.1%
230	Elevance Health, Inc.	$110,993
168	UnitedHealth Group, Inc.	86,290

		197,283

	Hotels, Restaurants & Leisure – 0.1%
2,115	Starbucks Corp.	161,565

	Household Products – 0.1%
1,290	Procter & Gamble Co. (The)	185,489

	IT Services – 0.1%
466	Accenture PLC, Class A	129,385

	Life Sciences Tools & Services – 0.0%
132	Thermo Fisher Scientific, Inc.	71,713

	Machinery – 0.1%
541	Cummins, Inc.	104,699
357	Deere & Co.	106,911

		211,610

	Media – 0.1%
4,742	Comcast Corp., Class A	186,076

	Metals & Mining – 0.1%
2,191	Newmont Corp.	130,737

	Oil, Gas & Consumable Fuels – 0.1%
624	Pioneer Natural Resources Co.	139,202
3,703	Williams Cos., Inc. (The)	115,571

		254,773

	Pharmaceuticals – 0.2%
1,900	Bristol-Myers Squibb Co.	146,300
1,295	Johnson & Johnson	229,875
2,809	Merck & Co., Inc.	256,097

		632,272

	REITs – Diversified – 0.1%
667	American Tower Corp.	170,479

	Road & Rail – 0.1%
697	Union Pacific Corp.	148,656

	Semiconductors & Semiconductor Equipment – 0.1%
179	Broadcom, Inc.	86,960
1,718	Microchip Technology, Inc.	99,782
756	QUALCOMM, Inc.	96,571

		283,313

	Software – 0.1%
651	Microsoft Corp.	167,196

	Specialty Retail – 0.0%
374	Home Depot, Inc. (The)	102,577

	Technology Hardware, Storage & Peripherals – 0.1%
1,041	Apple, Inc.	142,325

	Wireless Telecommunication Services – 0.4%
8,164	T-Mobile US, Inc.(l)	1,098,385

	Total Common Stocks

	(Identified Cost $6,082,319)	6,540,563

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

Shares	Description	Value (†)

Preferred Stocks – 1.3%

Convertible Preferred Stocks – 1.2%

Banking – 0.8%
1,095	Bank of America Corp., Series L, 7.250%	$1,318,927
317	Wells Fargo & Co., Class A, Series L, 7.500%	385,317

1,704,244

Midstream – 0.3%
12,375	El Paso Energy Capital Trust I, 4.750%	574,819

Wireless – 0.1%
250	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(g)(h)	286,650

Total Convertible Preferred Stocks

	(Identified Cost $2,382,327)	2,565,713

Non-Convertible Preferred Stocks – 0.1%

Electric – 0.1%
213	Connecticut Light & Power Co. (The), Series 1949, 2.200%	9,713
1,860	Union Electric Co., 4.500%	158,118

167,831

Total Non-Convertible Preferred Stocks

	(Identified Cost $104,765)	167,831

Total Preferred Stocks

	(Identified Cost $2,487,092)	2,733,544

Principal Amount (‡)

Short-Term Investments – 0.8%

$1,668,821	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2022 at 0.350% to be repurchased at $1,668,838 on 7/01/2022 collateralized by $1,694,600 U.S. Treasury Note, 3.250% due 6/30/2027 valued at $1,702,278 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,668,821)	1,668,821

Total Investments – 99.6%

	(Identified Cost $236,457,854)	214,641,582

	Other assets less liabilities – 0.4%	837,668

	Net Assets – 100.0%	$215,479,250

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	See Note 2 of Notes to Financial Statements.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2022 is disclosed.

(c)	Variable rate security. Rate as of June 30, 2022 is disclosed.

(d)	Fair valued by the Fund’s adviser. At June 30, 2022, the value of this security amounted to $8,181 or less than 0.1% of net assets. See Note 2 of Notes to Financial Statements.

(e)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

(f)	Perpetual bond with no specified maturity date.

(g)	Illiquid security.

(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2022, the value of these securities amounted to $4,542,370 or 2.1% of net assets. See Note 2 of Notes to Financial Statements.

(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

(l)	Non-income producing security.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the value of Rule 144A holdings amounted to $72,563,355 or 33.7% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
MXN	Mexican Peso

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2022 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund – continued

At June 30, 2022, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2022	76	$9,317,302	$9,680,500	$363,198

Industry Summary at June 30, 2022 (Unaudited)

Treasuries	20.1%
Banking	9.4
ABS Car Loan	8.5
Technology	4.8
ABS Home Equity	4.7
Finance Companies	3.7
ABS Other	2.7
Life Insurance	2.5
Cable Satellite	2.5
Independent Energy	2.4
Non-Agency Commercial Mortgage-Backed Securities	2.1
Aerospace & Defense	2.0
Other Investments, less than 2% each	29.9
Collateralized Loan Obligations	3.5
Short-Term Investments	0.8

Total Investments	99.6
Other assets less liabilities (including futures contracts)	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

39  |

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	Bond Fund	Investment Grade Fixed Income Fund
ASSETS
Investments at cost	$6,618,519,442	$236,457,854
Net unrealized depreciation	(825,415,029)	(21,816,272)

Investments at value	5,793,104,413	214,641,582
Cash	3,937,371	63,676
Foreign currency at value (identified cost $1,443,983 and $13,774, respectively)	1,409,210	13,427
Receivable for Fund shares sold	8,995,981	—
Receivable for securities sold	45,581,235	1,107,621
Dividends and interest receivable	55,115,190	1,703,071
Tax reclaims receivable	89	6
Receivable for variation margin on futures contracts (Note 2)	—	105,952
Prepaid expenses (Note 8)	905	30

TOTAL ASSETS	5,908,144,394	217,635,365

LIABILITIES
Payable for securities purchased	50,276,561	1,841,772
Payable for Fund shares redeemed	7,893,082	—
Payable for variation margin on futures contracts (Note 2)	3,442,429	—
Management fees payable (Note 6)	2,699,087	71,521
Deferred Trustees’ fees (Note 6)	2,319,640	188,615
Administrative fees payable (Note 6)	229,015	8,182
Payable to distributor (Note 6d)	45,721	—
Other accounts payable and accrued expenses	472,257	46,025

TOTAL LIABILITIES	67,377,792	2,156,115

NET ASSETS	$5,840,766,602	$215,479,250

NET ASSETS CONSIST OF:
Paid-in capital	$7,002,709,340	$237,105,233
Accumulated loss	(1,161,942,738)	(21,625,983)

NET ASSETS	$5,840,766,602	$215,479,250

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:

Institutional Class:
Net assets	$4,394,448,338	$215,479,250

Shares of beneficial interest	375,105,254	20,778,296

Net asset value, offering and redemption price per share	$11.72	$10.37

Retail Class:
Net assets	$966,989,087	$—

Shares of beneficial interest	83,022,724	—

Net asset value, offering and redemption price per share	$11.65	$—

Admin Class shares:
Net assets	$35,260,690	$—

Shares of beneficial interest	3,039,241	—

Net asset value, offering and redemption price per share	$11.60	$—

Class N shares:
Net assets	$444,068,487	$—

Shares of beneficial interest	37,959,110	—

Net asset value, offering and redemption price per share	$11.70	$—

See accompanying notes to financial statements.

|  40

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	Bond Fund	Investment Grade Fixed Income Fund
INVESTMENT INCOME
Interest	$121,380,467	$3,304,416
Dividends	8,070,257	185,717

	129,450,724	3,490,133

Expenses
Management fees (Note 6)	18,258,977	455,836
Service and distribution fees (Note 6)	1,454,181	—
Administrative fees (Note 6)	1,482,906	50,420
Trustees’ fees and expenses (Note 6)	101,396	9,573
Trustees’ fees deferred compensation (Note 6)	(333,501)	(26,667)
Transfer agent fees and expenses (Notes 6 and 7)	2,265,971	2,025
Audit and tax services fees	31,804	28,179
Custodian fees and expenses	100,437	9,090
Legal fees (Note 8)	108,633	3,448
Registration fees	54,816	1,918
Shareholder reporting expenses	168,281	5,702
Miscellaneous expenses	117,445	16,900

Total expenses	23,811,346	556,424
Less waiver and/or expense reimbursement (Note 6)	(49,697)	—

Net expenses	23,761,649	556,424

Net investment income	105,689,075	2,933,709

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(11,248,217)	(604,792)
Futures contracts	29,212,355	877,850
Forward foreign currency contracts (Note 2d)	(565,055)	(16,829)
Foreign currency transactions (Note 2c)	(527,776)	(6,416)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,042,067,641)	(29,579,175)
Futures contracts	11,238,054	661,019
Forward foreign currency contracts (Note 2d)	380,188	11,323
Foreign currency translations (Note 2c)	530,980	5,960

Net realized and unrealized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(1,013,047,112)	(28,651,060)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(907,358,037)	$(25,717,351)

See accompanying notes to financial statements.

41  |

Statements of Changes in Net Assets

	Bond Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$105,689,075	$198,020,987
Net realized gain (loss) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	16,871,307	(43,126,883)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(1,029,918,419)	91,374,759

Net increase (decrease) in net assets resulting from operations	(907,358,037)	246,268,863

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(82,891,305)	(175,075,070)
Retail Class	(16,605,641)	(35,087,605)
Admin Class	(559,971)	(1,118,112)
Class N	(8,074,048)	(19,142,811)

Total distributions	(108,130,965)	(230,423,598)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(733,160,211)	(1,479,856,346)

Net decrease in net assets	(1,748,649,213)	(1,464,011,081)
NET ASSETS
Beginning of the period	7,589,415,815	9,053,426,896

End of the period	$5,840,766,602	$7,589,415,815

See accompanying notes to financial statements.

|  42

Statements of Changes in Net Assets – continued

	Investment Grade Fixed Income Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$2,933,709	$5,896,323
Net realized gain on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	249,813	11,364,352
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(28,900,873)	(15,128,479)

Net increase (decrease) in net assets resulting from operations	(25,717,351)	2,132,196

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(5,274,868)	(14,203,351)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	2,981,386	2,871,287

Net decrease in net assets	(28,010,833)	(9,199,868)
NET ASSETS
Beginning of the period	243,490,083	252,689,951

End of the period	$215,479,250	$243,490,083

See accompanying notes to financial statements.

43  |

Financial Highlights

For a share outstanding throughout each period.

	Bond Fund – Institutional Class
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$13.62		$13.58		$13.10		$13.66	$13.57	$14.28	$14.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.20		0.34		0.10		0.48	0.55	0.49	0.53
Net realized and unrealized gain (loss)	(1.89)		0.09		0.59		(0.57)	0.08	(0.37)	0.28

Total from Investment Operations	(1.69)		0.43		0.69		(0.09)	0.63	0.12	0.81

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.39)		(0.14)		(0.45)	(0.50)	(0.54)	(0.43)
Net realized capital gains	—		—		(0.07)		(0.02)	(0.04)	(0.29)	(0.14)

Total Distributions	(0.21)		(0.39)		(0.21)		(0.47)	(0.54)	(0.83)	(0.57)

Net asset value, end of the period	$11.72		$13.62		$13.58		$13.10	$13.66	$13.57	$14.28

Total return	(12.51	)%(b)	3.23	%(c)	5.35	%(b)	(0.73)%	4.88%	0.97%	5.99%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,394,448		$5,776,109		$6,630,032		$6,668,481	$8,071,961	$9,025,850	$9,785,854
Net expenses	0.67	%(d)	0.67	%(e)	0.67	%(d)	0.67%	0.67%	0.66%	0.66%
Gross expenses	0.67	%(d)	0.68%		0.67	%(d)	0.67%	0.67%	0.66%	0.66%
Net investment income	3.19	%(d)	2.47%		3.02	%(d)	3.65%	4.12%	3.59%	3.80%
Portfolio turnover rate	12%		87	%(f)	26	%(g)	25%	17%	7%	9%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

44  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Bond Fund – Retail Class
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$13.55		$13.51		$13.03		$13.59	$13.49		$14.21	$13.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.30		0.09		0.45	0.52		0.46	0.50
Net realized and unrealized gain (loss)	(1.89)		0.10		0.59		(0.57)	0.08		(0.38)	0.28

Total from Investment Operations	(1.71)		0.40		0.68		(0.12)	0.60		0.08	0.78

LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)		(0.36)		(0.13)		(0.42)	(0.46)		(0.51)	(0.40)
Net realized capital gains	—		—		(0.07)		(0.02)	(0.04)		(0.29)	(0.14)

Total Distributions	(0.19)		(0.36)		(0.20)		(0.44)	(0.50)		(0.80)	(0.54)

Net asset value, end of the period	$11.65		$13.55		$13.51		$13.03	$13.59		$13.49	$14.21

Total return	(12.69	)%(b)	2.98	%(c)	5.31	%(b)	(0.99)%	4.72	%(c)	0.64%	5.75%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$966,989		$1,248,925		$1,469,489		$1,474,316	$2,019,828		$2,520,105	$3,496,126
Net expenses	0.92	%(d)	0.92	%(e)	0.92	%(d)	0.92%	0.91	%(f)	0.91%	0.91%
Gross expenses	0.92	%(d)	0.93%		0.92	%(d)	0.92%	0.92%		0.91%	0.91%
Net investment income	2.94	%(d)	2.22%		2.77	%(d)	3.41%	3.88%		3.33%	3.56%
Portfolio turnover rate	12%		87	%(g)	26	%(h)	25%	17%		7%	9%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(h)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

45  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Bond Fund – Admin Class
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019		Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$13.49		$13.45		$12.97		$13.53	$13.44		$14.16	$13.92

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.27		0.08		0.42	0.48		0.42	0.46
Net realized and unrealized gain (loss)	(1.88)		0.09		0.60		(0.58)	0.08		(0.38)	0.28

Total from Investment Operations	(1.71)		0.36		0.68		(0.16)	0.56		0.04	0.74

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.32)		(0.13)		(0.38)	(0.43)		(0.47)	(0.36)
Net realized capital gains	—		—		(0.07)		(0.02)	(0.04)		(0.29)	(0.14)

Total Distributions	(0.18)		(0.32)		(0.20)		(0.40)	(0.47)		(0.76)	(0.50)

Net asset value, end of the period	$11.60		$13.49		$13.45		$12.97	$13.53		$13.44	$14.16

Total return	(12.78	)%(b)	2.74	%(c)	5.26	%(b)	(1.24)%	4.40	%(c)	0.38%	5.51%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$35,261		$44,562		$50,062		$51,040	$84,028		$121,683	$170,436
Net expenses	1.10	%(d)(e)	1.15	%(f)(g)	1.17	%(d)	1.17%	1.16	%(h)	1.16%	1.16%
Gross expenses	1.10	%(d)	1.16	%(g)	1.17	%(d)	1.17%	1.17%		1.16%	1.16%
Net investment income	2.76	%(d)	1.99%		2.52	%(d)	3.19%	3.63%		3.08%	3.31%
Portfolio turnover rate	12%		87	%(i)	26	%(j)	25%	17%		7%	9%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes refund of prior year service fee of 0.07%. See Note 6b of Notes to Financial Statements.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Includes refund of prior year service fee of 0.02%.
(h)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(j)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

46  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Bond Fund – Class N
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$13.60		$13.57		$13.08		$13.64	$13.55	$14.27	$14.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21		0.35		0.10		0.48	0.56	0.50	0.54
Net realized and unrealized gain (loss)	(1.90)		0.08		0.61		(0.56)	0.08	(0.38)	0.29

Total from Investment Operations	(1.69)		0.43		0.71		(0.08)	0.64	0.12	0.83

LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)		(0.40)		(0.15)		(0.46)	(0.51)	(0.55)	(0.44)
Net realized capital gains	—		—		(0.07)		(0.02)	(0.04)	(0.29)	(0.14)

Total Distributions	(0.21)		(0.40)		(0.22)		(0.48)	(0.55)	(0.84)	(0.58)

Net asset value, end of the period	$11.70		$13.60		$13.57		$13.08	$13.64	$13.55	$14.27

Total return	(12.50	)%(b)	3.22%		5.45	%(b)	(0.66)%	4.97%	0.97%	6.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$444,068		$519,821		$903,844		$853,559	$469,234	$443,609	$224,074
Net expenses	0.60	%(c)	0.61%		0.60	%(c)	0.60%	0.59%	0.59%	0.59%
Gross expenses	0.60	%(c)	0.61%		0.60	%(c)	0.60%	0.59%	0.59%	0.59%
Net investment income	3.27	%(c)	2.56%		3.08	%(c)	3.65%	4.20%	3.68%	3.83%
Portfolio turnover rate	12%		87	%(d)	26	%(e)	25%	17%	7%	9%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(e)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

47  |

Financial Highlights – continued

For a share outstanding throughout each period.

	Investment Grade Fixed Income Fund – Institutional Class
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Period Ended December 31, 2020*		Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017
Net asset value, beginning of the period	$11.86		$12.47		$12.48		$12.30	$12.20	$12.43	$12.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.29		0.08		0.36	0.39	0.37	0.46
Net realized and unrealized gain (loss)	(1.38)		(0.19)		0.46		0.18	0.14	(0.22)	0.22

Total from Investment Operations	(1.24)		0.10		0.54		0.54	0.53	0.15	0.68

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.30)		(0.12)		(0.32)	(0.24)	(0.30)	(0.42)
Net realized capital gains	(0.10)		(0.41)		(0.43)		(0.04)	(0.19)	(0.08)	(0.25)

Total Distributions	(0.25)		(0.71)		(0.55)		(0.36)	(0.43)	(0.38)	(0.67)

Net asset value, end of the period	$10.37		$11.86		$12.47		$12.48	$12.30	$12.20	$12.43

Total return	(10.52	)%(b)	0.80%		4.38	%(b)(c)	4.53%	4.46%	1.27%	5.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$215,479		$243,490		$252,690		$229,129	$289,056	$272,725	$412,235
Net expenses	0.49	%(d)	0.52%		0.55	%(d)(e)	0.52%	0.50%	0.49%	0.49%
Gross expenses	0.49	%(d)	0.52%		0.67	%(d)	0.52%	0.50%	0.49%	0.49%
Net investment income	2.57	%(d)	2.33%		2.53	%(d)	2.93%	3.26%	3.03%	3.79%
Portfolio turnover rate	20%		85	%(f)	30	%(g)	29%	11%	1%	3%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(g)	The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.

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Notes to Financial Statements

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1.  Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Bond Fund (the “Bond Fund”)

Loomis Sayles Investment Grade Fixed Income Fund (the “Investment Grade Fixed Income Fund”)

Each Fund is a diversified investment company.

Each Fund offers Institutional Class shares. In addition, Bond Fund also offers Retail Class, Admin Class and Class N shares.

Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Admin Class shares are primarily intended for employer-sponsored retirement plans and are offered exclusively through intermediaries. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge (“CDSC”) or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Bond Fund and $3,000,000 for Investment Grade Fixed Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”), and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class) and transfer agent fees are borne collectively for Institutional Class, Retail Class, and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation. Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities, senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other

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June 30, 2022 (Unaudited)

investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of June 30, 2022, securities held by the Funds were fair valued as follows:

Fund	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
Bond Fund	$157,789,596	2.7%	$3,972,752	0.1%
Investment Grade Fixed Income Fund	4,542,370	2.1%	8,181	Less than 0.1%

b.  Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended June 30, 2022, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Bond Fund	$1,325,636
Investment Grade Fixed Income Fund	34,962

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

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d.  Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

e.  Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2022.

g.  Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

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A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

h.  Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as defaulted and/or non-income producing securities, premium amortization, convertible bonds, return of capital distributions received, capital gain distributions received, foreign currency gains and losses, futures and forward foreign currency contract mark-to-market, and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, defaulted and/or non-income producing securities, return of capital distributions received, trust preferred securities, corporate actions, capital gain distributions received, premium amortization, convertible bonds and futures and forward foreign currency contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2021 was as follows:

	2021 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Bond Fund	$230,423,598	$—	$230,423,598
Investment Grade Fixed Income Fund	6,166,342	8,037,009	14,203,351

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2021, capital loss carryforwards were as follows:

	Bond Fund	Investment Grade Fixed Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$(36,221,263)	$—
Long-term:
No expiration date	(292,233,438)	—

Total capital loss carryforward	$(328,454,701)	$—

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Notes to Financial Statements – continued

June 30, 2022 (Unaudited)

As of June 30, 2022, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	Bond Fund	Investment Grade Fixed Income Fund
Unrealized appreciation (depreciation)
Investments	$(834,043,173)	$(21,906,443)
Foreign currency translations	(49,599)	(359)

Total unrealized depreciation	$(834,092,772)	$(21,906,802)

As of June 30, 2022, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Bond Fund	Investment Grade Fixed Income Fund
Federal tax cost	$6,630,518,568	$236,911,223

Gross tax appreciation	$115,620,155	$3,791,172
Gross tax depreciation	(949,663,329)	(25,697,615)

Net tax depreciation	$(834,043,174)	$(21,906,443)

The difference between these amounts and those reported in the preceding table, if any, are primarily attributable to foreign currency mark-to-market.

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

i.  Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

j.  Collateralized Loan Obligations. A Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

k.  Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

l.  Securities Lending. The Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities,

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sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2022, neither Fund had loaned securities under this agreement.

m.  Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

n.  New Accounting Pronouncement. In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•

Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022, at value:

Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$—	$185,917,937	$2,249,790	(b)	$188,167,727
Property & Casualty Insurance	—	14,192,061	1,722,962	(b)	15,915,023
All Other Non-Convertible Bonds(a)	—	4,500,147,044	—		4,500,147,044

Total Non-Convertible Bonds	—	4,700,257,042	3,972,752		4,704,229,794

Convertible Bonds(a)	—	325,600,823	—		325,600,823
Municipals(a)	—	83,077,229	—		83,077,229

Total Bonds and Notes	—	5,108,935,094	3,972,752		5,112,907,846

Senior Loans(a)	—	31,572,872	—		31,572,872
Collateralized Loan Obligations	—	196,640,370	—		196,640,370
Common Stocks
Software	6,790,071	79,299	—		6,869,370
All Other Common Stocks(a)	301,018,153	—	—		301,018,153

Total Common Stocks	307,808,224	79,299	—		307,887,523

Preferred Stocks
Convertible Preferred Stocks
Wireless	—	22,437,816	—		22,437,816
All Other Convertible Preferred Stocks(a)	77,307,176	—	—		77,307,176

Total Convertible Preferred Stocks	77,307,176	22,437,816	—		99,744,992

Non-Convertible Preferred Stocks
Electric	—	121,369	—		121,369
REITs – Office Property	—	2,723,650	—		2,723,650
REITs – Warehouse/Industrials	—	10,816,448	—		10,816,448
All Other Non-Convertible Preferred Stocks(a)	1,404,823	—	—		1,404,823

Total Non-Convertible Preferred Stocks	1,404,823	13,661,467	—		15,066,290

Total Preferred Stocks	78,711,999	36,099,283	—		114,811,282

Closed-End Investment Companies	2,812,666	—	—		2,812,666
Short-Term Investments	—	26,471,854	—		26,471,854

Total Investments	389,332,889	5,399,798,772	3,972,752		5,793,104,413

Futures Contracts (unrealized appreciation)	9,701,259	—	—		9,701,259

Total	$399,034,148	$5,399,798,772	$3,972,752		$5,802,805,672

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Futures Contracts (unrealized depreciation)	$(6,330,278)	$—	$—		$(6,330,278)

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

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Investment Grade Fixed Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$10,165,954	$8,181	(b)	$10,174,135
All Other Non-Convertible Bonds(a)	—	182,625,696	—		182,625,696

Total Non-Convertible Bonds	—	192,791,650	8,181		192,799,831

Convertible Bonds(a)	—	2,476,905	—		2,476,905
Municipals(a)	—	766,310	—		766,310

Total Bonds and Notes	—	196,034,865	8,181		196,043,046

Collateralized Loan Obligation	—	7,655,608	—		7,655,608
Common Stocks(a)	6,540,563	—	—		6,540,563
Preferred Stocks
Convertible Preferred Stocks
Wireless	—	286,650	—		286,650
All Other Convertible Preferred Stocks(a)	2,279,063	—	—		2,279,063
Total Convertible Preferred Stocks	2,279,063	286,650	—		2,565,713

Non-Convertible Preferred Stocks(a)	—	167,831	—		167,831

Total Preferred Stocks	2,279,063	454,481	—		2,733,544

Short-Term Investments	—	1,668,821	—		1,668,821

Total Investments	8,819,626	205,813,775	8,181		214,641,582

Futures Contracts (unrealized appreciation)	363,198	—	—		363,198

Total	$9,182,824	$205,813,775	$8,181		$215,004,780

(a) Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(b) Fair valued by the Fund’s adviser.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2021 and/or June 30, 2022:

Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2022
Bonds and Notes
Non-Convertible Bonds
Independent Energy	$2,636,596	$229,690	$—	$(616,496)	$—	$—	$—	$—	$2,249,790	$(616,496)
Property & Casualty Insurance	1,687,800	38,387	—	(3,225)	—	—	—	—	1,722,962	(3,225)

Total	$4,324,396	$268,077	$—	$(619,721)	$—	$—	$—	$—	$3,972,752	$(619,721)

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Investment Grade Fixed Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2021	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2022
Bonds and Notes
ABS Home Equity	$8,643	$—	$—	$(454)	$—	$(8)	$—	$—	$8,181	$(455)

4.  Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts and futures contracts.

The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended June 30, 2022, the Funds engaged in forward foreign currency contracts for hedging purposes.

The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the six months ended June 30, 2022, the Funds used futures contracts to manage duration.

The following is a summary of derivative instruments for Bond Fund as of June 30, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$9,701,259

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(6,330,278)

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Bond Fund during the six months ended June 30, 2022, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$29,212,355
Foreign exchange contracts	(565,055)	—

Total	$(565,055)	$29,212,355

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Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$11,238,054
Foreign exchange contracts	380,188	—

Total	$380,188	$11,238,054

The following is a summary of derivative instruments for Investment Grade Fixed Income Fund as of June 30, 2022, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$363,198

1 Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Investment Grade Fixed Income Fund during the six months ended June 30, 2022, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$877,850
Foreign exchange contracts	(16,829)	—

Total	$(16,829)	$877,850

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$—	$661,019
Foreign exchange contracts	11,323	—

Total	$11,323	$661,019

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract and futures contract activity, as a percentage of net assets for the Funds, based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2022:

Bond Fund	Forwards	Futures
Average Notional Amount Outstanding	0.23%	18.58%
Highest Notional Amount Outstanding	0.63%	20.86%
Lowest Notional Amount Outstanding	0.00%	17.16%
Notional Amount Outstanding as of June 30, 2022	0.00%	20.86%

Investment Grade Fixed Income Fund	Forwards	Futures
Average Notional Amount Outstanding	0.20%	4.08%
Highest Notional Amount Outstanding	0.57%	4.60%
Lowest Notional Amount Outstanding	0.00%	1.14%
Notional Amount Outstanding as of June 30, 2022	0.00%	4.49%

Notional amounts outstanding at the end of the prior period, if applicable, are included in the average notional amount outstanding.

Unrealized gain and/or loss on futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.

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The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract.

Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2022:

Fund	Maximum Amount of Loss—Gross	Maximum Amount of Loss—Net
Bond Fund	$76,081,112	$76,081,112
Investment Grade Fixed Income Fund	851,927	851,927

5.  Purchases and Sales of Securities. For the six months ended June 30, 2022, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Bond Fund	$176,233,824	$15,384,657	$599,695,016	$1,349,123,094
Investment Grade Fixed Income Fund	27,979,609	1,366,930	22,810,084	43,025,534

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $3 Billion	Next $12 Billion	Next $10 Billion	Over $25 Billion
Bond Fund	0.60%	0.50%	0.49%	0.48%
Investment Grade Fixed Income Fund	0.40%	0.40%	0.40%	0.40%

Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the

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Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	0.67%	0.92%	1.17%	0.62%
Investment Grade Fixed Income Fund	0.55%	—	—	—

Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2022, the management fees for each Fund were as follows:

Fund	Gross Management Fees	Percentage of Average Daily Net Assets
Bond Fund	$18,258,977	0.54%
Investment Grade Fixed Income Fund	455,836	0.40%

For the six months ended June 30, 2022, class-specific expenses have been reimbursed as follows:

	Reimbursement[1]
Fund	Institutional Class	Retail Class	Admin Class	Class N	Total
Bond Fund	$40,457	$8,899	$341	$—	$49,697

1 Expense reimbursements are subject to possible recovery until December 31, 2023.

No expenses were recovered for either Fund during the six months ended June 30, 2022 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, Bond Fund has adopted Distribution Plans relating to the Fund’s Retail Class shares (the “Retail Class Plan”) and Admin Class shares (the “Admin Class Plan”).

Under the Retail Class Plan, Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

Under the Admin Class Plan, Bond Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sales of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Bond Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

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For the six months ended June 30, 2022, the service and distribution fees for Bond Fund were as follows:

	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Bond Fund	$49,803	$1,368,116	$49,803

For the six months ended June 30, 2022, Natixis Distribution refunded Bond Fund $13,541 of prior year Admin Class service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.

c.  Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended June 30, 2022, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Bond Fund	$1,482,906
Investment Grade Fixed Income Fund	50,420

d.  Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2022, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for Bond Fund were $2,120,601.

As of June 30, 2022, Bond Fund owes Natixis Distribution $45,721 in reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical

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investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended June 30, 2022, net depreciation in the value of participants’ deferral accounts are reflected on the Statements of Operations as a reduction to expenses, as follows:

Fund	Amount
Bond Fund	$(333,501)
Investment Grade Fixed Income Fund	(26,667)

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.

f.  Affiliated Ownership. As of June 30, 2022, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Bond Fund representing 0.47% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

7.  Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Bond Fund attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For six months ended June 30, 2022, Bond Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Bond Fund	$1,851,595	$397,810	$14,478	$2,088

8.  Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended June 30, 2022, neither Fund had borrowings under this agreement.

9.   Risk. Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

10.  Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2022, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more

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than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Investment Grade Fixed Income Fund	11	83.76%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

11.  Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Bond Fund

	Six Months Ended June 30, 2022		Year Ended December 31, 2021

	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	29,657,953	$375,481,910	63,430,292	$861,382,436
Issued in connection with the reinvestment of distributions	6,099,570	76,466,037	11,763,240	159,634,336
Redeemed	(84,642,863)	(1,062,616,332)	(139,302,701)	(1,889,100,821)

Net change	(48,885,340)	$(610,668,385)	(64,109,169)	$(868,084,049)

Retail Class
Issued from the sale of shares	2,383,682	$30,231,017	7,703,691	$104,256,812
Issued in connection with the reinvestment of distributions	1,283,601	15,998,489	2,512,309	33,903,326
Redeemed	(12,848,664)	(162,496,301)	(26,803,210)	(361,269,436)

Net change	(9,181,381)	$(116,266,795)	(16,587,210)	$(223,109,298)

Admin Class
Issued from the sale of shares	320,764	$4,020,076	662,627	$8,899,931
Issued in connection with the reinvestment of distributions	44,580	553,020	82,224	1,104,976
Redeemed	(629,666)	(7,860,682)	(1,163,258)	(15,642,177)

Net change	(264,322)	$(3,287,586)	(418,407)	$(5,637,270)

Class N
Issued from the sale of shares	4,393,365	$55,738,850	14,325,543	$193,905,266
Issued in connection with the reinvestment of distributions	628,046	7,851,965	1,373,194	18,565,045
Redeemed	(5,273,897)	(66,528,260)	(44,112,725)	(595,496,040)

Net change	(252,486)	$(2,937,445)	(28,413,988)	$(383,025,729)

Decrease from capital share transactions	(58,583,529)	$(733,160,211)	(109,528,774)	$(1,479,856,346)

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11.  Capital Shares – continued

	Investment Grade Fixed Income Fund

	Six Months Ended June 30, 2022		Year Ended December 31, 2021

	Shares	Amount	Shares	Amount

Institutional Class
Issued from the sale of shares	330,000	$3,695,875	2,889,240	$35,421,008
Issued in connection with the reinvestment of distributions	478,902	5,233,532	1,176,233	14,112,526
Redeemed	(553,206)	(5,948,021)	(3,812,371)	(46,662,247)

Net change	255,696	$2,981,386	253,102	$2,871,287

Increase from capital share transactions	255,696	$2,981,386	253,102	$2,871,287

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(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 [17 CFR 270.30a-2(a)], filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002, filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 22, 2022

By:	/s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 22, 2022